FINANCIAL STATEMENTS

Columbus Life Insurance Company Separate Account 1

YEAR ENDED DECEMBER 31, 2006 WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                         Columbus Life Insurance Company
                               Separate Account 1

                              Financial Statements

                          Year Ended December 31, 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................... 1

Audited Financial Statements

Statements of Assets and Liabilities ......................................... 2
Statements of Operations for the Year ended December 31, 2006 ................ 6
Statements of Changes in Net Assets for the Year ended December 31, 2006 ..... 8
Statements of Changes in Net Assets for the Year ended December 31, 2005 .... 10
Notes to Financial Statements ............................................... 12

             Report of Independent Registered Public Accounting Firm

The Contract owners of Columbus Life Insurance Company Separate Account 1 and the Board of Directors of Columbus Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Columbus Life Insurance Co. Separate Account 1 (the Account), comprised of the sub-accounts listed in Note 2 to the financial statements, as of December 31, 2006, and the related statements of operations for the period then ended and the related statements of changes in net assets for each of the two years in the period then ended, or for those individual sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Columbus Life Insurance Company Separate Account 1 at December 31, 2006, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


                                                    /s/ Ernst & Young LLP

Cincinnati, Ohio
April 20, 2007

               Columbus Life Insurance Company Separate Account 1

                      Statements of Assets and Liabilities

                          Year Ended December 31, 2006


                                                                RECEIVABLE
                                                                   FROM
                                                               (PAYABLE TO)
                                                                   THE
                                                                 GENERAL
                                                                 ACCOUNT
                                                INVESTMENTS    OF COLUMBUS                                      UNITS
                  DIVISION                     AT FAIR VALUE       LIFE        NET ASSETS     UNIT VALUE     OUTSTANDING
------------------------------------------------------------   ----------------------------   ---------------------------
AFFILIATED:
  Touchstone Balanced                          $     454,616   $         (2)  $     454,614   $    15.35 1      14,370.60
                                                                                                   15.35 2         499.66
                                                                                                   15.35 3       3,651.23
                                                                                                   16.67 4      10,214.94
  Touchstone Baron Small Cap                         617,333           (195)        617,138        21.52 1      18,542.83
                                                                                                   21.52 2       8,560.28
                                                                                                   20.51 4       1,650.42
  Touchstone Core Bond                             2,318,994              1       2,318,995        12.83 1     176,150.83
                                                                                                   12.83 2       3,616.05
                                                                                                   13.53 4         935.22
  Touchstone Eagle Capital Appreciation            2,853,394              3       2,853,397        10.42 1     256,903.80
                                                                                                   10.42 2      12,244.82
                                                                                                   10.42 3         483.03
                                                                                                    9.90 4       4,415.06
  Touchstone Emerging Growth                       1,567,252            (64)      1,567,188        19.50 1      45,843.18
                                                                                                   19.50 2       8,512.29
                                                                                                   19.50 3      12,641.99
                                                                                                   26.30 4       9,915.07
  Touchstone Growth & Income                         167,208             (9)        167,199        16.35 1       4,362.06
                                                                                                   16.35 2       2,682.16
                                                                                                   14.20 4       3,665.32
  Touchstone High Yield                            2,580,967             (6)      2,580,961        15.74 1     149,359.77
                                                                                                   15.74 2       4,311.09
                                                                                                   15.74 3       7,609.70
                                                                                                   15.02 4       2,775.48
  Touchstone Enhanced Dividend 30                    189,530            (47)        189,483        12.97 1       8,121.86
                                                                                                   12.97 2         506.27
                                                                                                   12.97 3         844.03
                                                                                                   11.09 4       6,009.35
  Touchstone Money Market                            587,725           (306)        587,419        11.04 1      40,761.83
                                                                                                   11.04 2      11,283.14
                                                                                                   10.92 4       1,193.28
  Touchstone Third Avenue Value                    1,664,667              6       1,664,673        22.60 1      54,514.25
                                                                                                   22.60 2       2,072.91
                                                                                                   22.60 3      11,349.37
                                                                                                   18.98 4       6,817.66
  Touchstone Value Plus                            3,021,809             (3)      3,021,806        13.26 1     223,123.69
                                                                                                   13.26 2       1,091.44
                                                                                                   13.26 3       1,215.47
                                                                                                   13.40 4       2,388.37
NON-AFFILIATED:
  Alger American Growth                              153,831              2         153,833         9.59 4      16,038.63
  Alger American Small Capitalization                105,310             (2)        105,308        11.22 4       9,385.67
  JP Morgan Mid Cap Value                             37,705            277          37,982        19.17 1       1,864.53
                                                                                                   19.17 2         117.07
  PIMCO Long-term U.S. Government Bond                43,672            (29)         43,643        16.50 4       2,644.78
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Money Market                          375,991             (1)        375,990        11.55 1      32,488.55
                                                                                                   11.55 2          56.76
  MFS Emerging Growth                                117,041           (227)        116,814         9.17 4      12,743.14
  MFS Investors Trust                                 82,341           (159)         82,182        10.84 4       7,581.79


1 Pinnacle
2 Pinnacle II
3 Legacy
4 Variable Universal Life

  SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                          Year Ended December 31, 2006


                                                                RECEIVABLE
                                                                   FROM
                                                               (PAYABLE TO)
                                                                   THE
                                                                 GENERAL
                                                                 ACCOUNT
                                                INVESTMENTS    OF COLUMBUS                                      UNITS
                  DIVISION                     AT FAIR VALUE       LIFE        NET ASSETS     UNIT VALUE     OUTSTANDING
------------------------------------------------------------   ----------------------------   ---------------------------
NON-AFFILIATED SERVICE CLASS
  Janus Mid Cap Growth                         $      64,948   $              $      64,948   $    12.29 1       4,899.03
                                                                                                   12.29 2         387.19
  Janus Forty                                        125,529              4         125,533        13.29 1       9,366.37
                                                                                                   13.29 2          82.51
  Janus Worldwide Growth                             110,271             (1)        110,270        10.96 1       9,317.09
                                                                                                   10.96 2         742.50
  MFS Capital Opportunities                          271,449              8         271,457         9.92 1      26,852.16
                                                                                                    9.92 2          99.14
                                                                                                    8.87 4         456.33
  MFS Emerging Growth                                 83,768             (3)         83,765        10.18 1       8,005.57
                                                                                                   10.18 2         219.08
  MFS Mid Cap Growth                                 245,850              3         245,853         9.18 1      24,103.32
                                                                                                    9.18 2       1,398.67
                                                                                                    9.18 3          77.97
                                                                                                    7.25 4       1,516.86
  MFS New Discovery                                  110,206             (6)        110,200        12.27 1       7,010.05
                                                                                                   12.27 2         649.32
                                                                                                   10.58 4       1,536.09
  Oppenheimer Aggressive Growth                      111,353             (7)        111,346        11.05 1       9,491.98
                                                                                                   11.05 2         279.47
                                                                                                   11.05 3         304.96
  Oppenheimer Strategic Bond                         584,860              2         584,862        15.23 1      22,877.72

                                                                                                   15.23 2      15,521.26
  Oppenheimer Panorama International Growth          496,026             (1)        496,025        16.93 1      24,233.92
                                                                                                   16.93 2       1,556.62
                                                                                                   16.93 3       3,514.12
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager                          73,387             (4)         73,383        12.77 1       3,236.39
                                                                                                   12.77 2       1,408.06
                                                                                                   11.62 4       1,213.04
  Fidelity VIP Balanced                              398,775              3         398,778        13.65 1      24,814.54
                                                                                                   13.65 2         883.81
                                                                                                   13.65 3       2,509.97
                                                                                                   12.32 4       1,116.54
  Fidelity VIP Contrafund                            885,498             (3)        885,495        17.50 1      34,047.25
                                                                                                   17.50 2      12,022.75
                                                                                                   15.75 4       5,023.43
  Fidelity VIP Equity-Income                         872,522           (494)        872,028        15.29 1      39,175.13
                                                                                                   15.29 2         169.54
                                                                                                   15.29 3      13,579.57
                                                                                                   13.64 4       4,621.45
  Fidelity VIP Growth                                259,562             (3)        259,559        10.47 1      22,107.30
                                                                                                   10.47 2       1,132.45
                                                                                                   10.47 3         175.57
                                                                                                    8.92 4       1,606.17
  Fidelity VIP Growth & Income                       491,689              1         491,690        13.35 1      25,849.79
                                                                                                   13.35 2       7,558.48
                                                                                                   13.35 3       1,831.01
                                                                                                   11.87 4       1,778.21


1 Pinnacle
2 Pinnacle II
3 Legacy
4 Variable Universal Life

  SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                           Year End December 31, 2006


                                                                RECEIVABLE
                                                                   FROM
                                                               (PAYABLE TO)
                                                                   THE
                                                                 GENERAL
                                                                 ACCOUNT
                                                INVESTMENTS    OF COLUMBUS                                      UNITS
                  DIVISION                     AT FAIR VALUE       LIFE        NET ASSETS     UNIT VALUE     OUTSTANDING
------------------------------------------------------------   ----------------------------   ---------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Mid Cap                         $   1,199,157   $         (2)  $   1,199,155   $    22.25 1      33,863.96
                                                                                                   22.25 2       6,391.29
                                                                                                   22.25 3       9,656.28
                                                                                                   20.29 4       4,374.35
NON-AFFILITATED SERIES I:
  AIM V.I. Capital Appreciation                      176,877           (216)        176,661         9.91 4      17,823.62
  AIM V.I. Government Securities                      16,572              2          16,574        13.25 4       1,251.13
NON-AFFILIATED CLASS 1B:
  Putnam Growth and Income                            94,925                         94,925        16.93 1       3,076.82
                                                                                                   16.93 2       2,530.36
  Putnam International Equity                        354,205             (8)        354,197        21.77 1       5,500.93
                                                                                                   21.77 2       1,877.56
                                                                                                   21.06 4       9,191.96
  Putnam New Opportunities                               197             (1)            196        16.51 1          10.00
                                                                                                   16.51 2           1.87
  Putnam Small Cap Value                             173,025             15         173,040        22.90 1       5,895.18
                                                                                                   22.90 2         740.75
                                                                                                   22.90 3         921.79
  Putnam Voyager                                       6,507              1           6,508        13.91 1         466.81
                                                                                                   13.91 2           1.00
NON-AFFILITATED SERIES II:
  AIM V.I. Basic Value                                87,346             (3)         87,343        17.39 1       4,482.02
                                                                                                   17.39 3         539.22
  AIM V.I. Capital Appreciation                       16,907             (1)         16,906        15.16 1       1,018.84
                                                                                                   15.16 2          96.27
  AIM V.I. Core Equity                                86,447                         86,447        10.90 1       6,606.30
                                                                                                   10.90 3       1,325.42
NON-AFFILIATED CLASS 2:
  Franklin Growth & Income                           144,903                        144,903        16.95 1       7,094.50
                                                                                                   16.95 2       1,034.68
                                                                                                   16.95 3         420.70
  Franklin Income                                    120,180             15         120,195        16.78 1       3,375.13
                                                                                                   16.78 2         549.92
                                                                                                   16.78 3       3,238.80
  Franklin Mutual                                    133,548              9         133,557        17.98 1       6,236.11
                                                                                                   17.98 2         782.70
                                                                                                   17.98 3         407.78
  Franklin Large Cap Growth                          162,815             (2)        162,813        14.82 1       7,926.81
                                                                                                   14.82 2       3,061.69
  Franklin U.S. Government                           199,325              1         199,326        11.13 1      13,727.00
                                                                                                   11.13 2       4,175.76
  Templeton Foreign                                  680,881             (5)        680,876        21.44 1      17,942.35
                                                                                                   21.44 2       1,469.13
                                                                                                   21.44 3      12,338.81
  Templeton Growth                                   125,620             28         125,648        20.64 1       4,937.00
                                                                                                   20.64 2         444.90
                                                                                                   20.64 3         705.20
  Van Kampen LIT Comstock                            126,288              8         126,296        18.08 1       5,867.49
                                                                                                   18.08 2       1,118.04
  Van Kampen LIT Strategic Growth                    132,649                        132,649        14.04 1         789.43
                                                                                                   14.04 2       8,658.42
  Van Kampen UIF Emerging Markets                    120,721              1         120,722        34.33 1       2,761.73
                                                                                                   34.33 2         754.49


1 Pinnacle
2 Pinnacle II
3 Legacy
4 Variable Universal Life

  SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                           Year End December 31, 2006


                                                                RECEIVABLE
                                                                   FROM
                                                               (PAYABLE TO)
                                                                   THE
                                                                 GENERAL
                                                                 ACCOUNT
                                                INVESTMENTS    OF COLUMBUS                                      UNITS
                  DIVISION                     AT FAIR VALUE       LIFE        NET ASSETS     UNIT VALUE     OUTSTANDING
------------------------------------------------------------   ----------------------------   ---------------------------
NON-AFFILIATED CLASS A:
  DWS Bond Porfolio                            $      62,998   $         (1)  $      62,997   $    11.65 1       3,950.22
                                                                                                   11.65 2       1,459.57
  DWS VIT Equity 500 Index                         5,084,409            (87)      5,084,322        13.15 1     360,355.54
                                                                                                   13.15 2       7,069.44
                                                                                                   13.15 3      13,688.06
                                                                                                   10.34 4       6,896.45
  DWS VIT Small Cap Index                            197,961            (86)        197,875        18.34 1       7,488.53
                                                                                                   18.34 2       1,878.78
                                                                                                   16.03 4       1,624.43


1 Pinnacle
2 Pinnacle II
3 Legacy
4 Variable Universal Life

  SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                            Statements of Operations

                          Year Ended December 31, 2006


                                                 INVESTMENT
                                                   INCOME        EXPENSES
                                                 ---------------------------

                                                              Mortality and
                                                              expense risk,
                                                                   and                          Realized gain
                                                 Reinvested   administrative   Net investment   (loss) on sale
                   DIVISION                      dividends        charge       income (loss)    of investments
--------------------------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $    8,041   $        5,508   $        2,533   $        5,368
     Touchstone Baron Small Cap                          --            3,110           (3,110)          27,312
     Touchstone Core Bond                            99,024           15,601           83,423           (5,133)
     Touchstone Eagle Capital Appreciation           22,607           18,277            4,330           76,725
     Touchstone Emerging Growth                          --            8,520           (8,520)          35,837
     Touchstone Growth & Income                       3,849              937            2,912            4,144
     Touchstone High Yield                          186,122           16,917          169,205           34,412
     Touchstone Enhanced Dividend 30                  4,212              949            3,263            9,538
     Touchstone Money Market                         33,965            6,053           27,912               --
     Touchstone Third Avenue Value                   16,479            8,695            7,784           59,257
     Touchstone Value Plus                           23,212           18,654            4,558           58,117

NON-AFFILIATED:
     Alger American Growth                              206            1,462           (1,256)           1,643
     Alger American Small Capitalization                 --              913             (913)           3,586
     JP Morgan Mid Cap Value                          1,076               86              990              198
     PIMCO Long-term U.S. Government Bond             2,342              379            1,963             (235)

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                       16,107            7,320            8,787               --
     MFS Emerging Growth                                 --            1,052           (1,052)           3,169
     MFS Investors Trust                                419              735             (316)           1,718

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                                --              387             (387)           8,066
     Janus Forty                                        160              685             (525)           4,705
     Janus Worldwide Growth                           1,577              627              950            6,783
     MFS Capital Opportunities                          493            1,543           (1,050)           6,941
     MFS Emerging Growth                                 --              469             (469)           7,787
     MFS Mid Cap Growth                               8,791            1,694            7,097           18,986
     MFS New Discovery                                1,904              653            1,251            6,460
     Oppenheimer Aggressive Growth                       --              715             (715)           6,402
     Oppenheimer Strategic Bond                      16,802            2,802           14,000              141
     Oppenheimer Panorama International Growth        1,404            2,147             (743)          44,144

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                       1,025              472              553              610
     Fidelity VIP Balanced                            6,092            2,013            4,079            9,007
     Fidelity VIP Contrafund                          7,821            4,646            3,175           47,688
     Fidelity VIP Equity-Income                      29,830            4,289           25,541           18,233
     Fidelity VIP Growth                                398            1,498           (1,100)          11,359
     Fidelity VIP Growth & Income                     3,030            2,493              537           12,288
     Fidelity VIP Mid Cap                            11,524            6,161            5,363           41,071

NON-AFFILITATED SERIES I:
     AIM V.I. Capital Appreciation (May 1)*              99            1,082             (983)          (1,712)
     AIM V.I. Government Securities                     650              152              498              (65)

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                         1,011              394              617            1,933
     Putnam International Equity                      1,991            2,151             (160)          32,264
     Putnam New Opportunities                            --                2               (2)             255
     Putnam Small Cap Value                             468              550              (82)           2,123
     Putnam Voyager                                       5               24              (19)              41

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                               345            1,014             (669)          20,108
     AIM V.I. Capital Appreciation                       --               79              (79)             116
     AIM V.I. Core Equity (May 1)*                      439              364               75               64

                                                         REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                 ------------------------------------------------------------------

                                                                   Change in
                                                                   unrealized                        Net increase
                                                                  appreciation    Net unrealized      (decrease)
                                                                 (depreciation)    and realized         in net
                                                 Realized gain     during the     gain (loss) on   assets resulting
                   DIVISION                      distributions       period        investments     from operations
-------------------------------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $      39,787   $      (24,399)  $       20,756   $         23,289
     Touchstone Baron Small Cap                         16,867           34,114           78,293             75,183
     Touchstone Core Bond                                   --           (3,692)          (8,825)            74,598
     Touchstone Eagle Capital Appreciation                  --          316,199          392,924            397,254
     Touchstone Emerging Growth                         82,026           83,120          200,983            192,463
     Touchstone Growth & Income                         15,097           (5,639)          13,602             16,514
     Touchstone High Yield                                  --          (33,822)             590            169,795
     Touchstone Enhanced Dividend 30                        --           25,889           35,427             38,690
     Touchstone Money Market                                --               --               --             27,912
     Touchstone Third Avenue Value                      84,260           50,975          194,492            202,276
     Touchstone Value Plus                                  --          423,324          481,441            485,999

NON-AFFILIATED:
     Alger American Growth                                  --            5,311            6,954              5,698
     Alger American Small Capitalization                    --           14,405           17,991             17,078
     JP Morgan Mid Cap Value                                --            4,043            4,241              5,231
     PIMCO Long-term U.S. Government Bond                  417           (2,072)          (1,890)                73

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                              --               --               --              8,787
     MFS Emerging Growth                                    --            5,712            8,881              7,829
     MFS Investors Trust                                    --            7,621            9,339              9,023

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                                   --             (292)           7,774              7,387
     Janus Forty                                            --            5,228            9,933              9,408
     Janus Worldwide Growth                                 --            8,593           15,376             16,326
     MFS Capital Opportunities                              --           27,248           34,189             33,139
     MFS Emerging Growth                                    --           (1,455)           6,332              5,863
     MFS Mid Cap Growth                                     --          (21,613)          (2,627)             4,470
     MFS New Discovery                                      --            4,771           11,231             12,482
     Oppenheimer Aggressive Growth                          --           (3,311)           3,091              2,376
     Oppenheimer Strategic Bond                             --           16,525           16,666             30,666
     Oppenheimer Panorama International Growth              --           59,736          103,880            103,137

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                             --            2,333            2,943              3,496
     Fidelity VIP Balanced                              11,200           11,951           32,158             36,237
     Fidelity VIP Contrafund                            68,845          (43,409)          73,124             76,299
     Fidelity VIP Equity-Income                         80,242           (1,009)          97,466            123,007
     Fidelity VIP Growth                                    --            3,240           14,599             13,499
     Fidelity VIP Growth & Income                       10,965           29,263           52,516             53,053
     Fidelity VIP Mid Cap                               98,828          (36,393)         103,506            108,869

NON-AFFILITATED SERIES I:
     AIM V.I. Capital Appreciation (May 1)*                 --              303           (1,409)            (2,392)
     AIM V.I. Government Securities                         --              (15)             (80)               418

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                            1,575            4,773            8,281              8,898
     Putnam International Equity                            --           37,345           69,609             69,449
     Putnam New Opportunities                               --             (154)             101                 99
     Putnam Small Cap Value                             14,336            3,014           19,473             19,391
     Putnam Voyager                                         --              367              408                389

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                                3,512           (6,616)          17,004             16,335
     AIM V.I. Capital Appreciation                          --              (13)             103                 24
     AIM V.I. Core Equity (May 1)*                          --            6,617            6,681              6,756


SEE ACCOMPANYING NOTES

* - 2006 inception date of division

               Columbus Life Insurance Company Separate Account 1

                          Year Ended December 31, 2006


                                                 INVESTMENT
                                                   INCOME        EXPENSES
                                                 ---------------------------

                                                              Mortality and
                                                              expense risk,
                                                                   and                          Realized gain
                                                 Reinvested   administrative   Net investment   (loss) on sale
                   DIVISION                      dividends        charge       income (loss)    of investments
---------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                    $    2,713   $          370   $        2,343   $          696
     Franklin Income                                  2,501              404            2,097              954
     Franklin Mutual                                  2,406              298            2,108            3,614
     Franklin Large Cap Growth                          956              713              243            2,295
     Franklin U.S. Government                         7,824              902            6,922           (1,881)
     Templeton Foreign                                5,267            2,169            3,098           21,226
     Templeton Growth                                 1,342              450              892            7,198
     Van Kampen LIT Comstock                          5,171            1,747            3,424           12,684
     Van Kampen LIT Strategic Growth                     --              255             (255)           1,218
     Van Kampen UIF Emerging Markets                    653              400              253           12,525

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                  757              172              585              (88)
     DWS VIT Equity 500 Index                        55,515           32,305           23,210          109,665
     DWS VIT Small Cap Index                          1,572              970              602            4,068

                                                         REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                 ------------------------------------------------------------------

                                                                   Change in
                                                                   unrealized                        Net increase
                                                                  appreciation    Net unrealized      (decrease)
                                                                 (depreciation)    and realized         in net
                                                 Realized gain     during the     gain (loss) on   assets resulting
                   DIVISION                      distributions       period        investments     from operations
-------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                    $       4,708   $        8,729   $       14,133   $         16,476
     Franklin Income                                       192            9,034           10,180             12,277
     Franklin Mutual                                     2,945            9,517           16,076             18,184
     Franklin Large Cap Growth                              --            9,359           11,654             11,897
     Franklin U.S. Government                               --            1,112             (769)             6,153
     Templeton Foreign                                      --           61,925           83,151             86,249
     Templeton Growth                                    3,740            9,899           20,837             21,729
     Van Kampen LIT Comstock                             9,579            1,185           23,448             26,872
     Van Kampen LIT Strategic Growth                        --            3,211            4,429              4,174
     Van Kampen UIF Emerging Markets                     2,051           15,161           29,737             29,990

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                       7            1,316            1,235              1,820
     DWS VIT Equity 500 Index                               --          511,713          621,378            644,588
     DWS VIT Small Cap Index                             7,841            7,718           19,627             20,229


SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                       Statements of Changes in Net Assets

                          Year Ended December 31, 2006


                                                            INCREASE (DECREASE) IN NETS ASSETS FROM OPERATIONS:
                                                 --------------------------------------------------------------------------

                                                                            Change in net
                                                                  Net         unrealized      Net increase
                                                    Net        realized      appreciation    (decrease) in
                                                 investment   gain (loss)   (depreciation)     net assets     Contributions
                                                   income     on sale of      during the     resulting from   from contract
                   DIVISION                        (loss)     investments       period         operations        holders
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $    2,533   $    45,155   $      (24,399)  $       23,289   $      68,332
     Touchstone Baron Small Cap                      (3,110)       44,179           34,114           75,183         173,604
     Touchstone Core Bond                            83,423        (5,133)          (3,692)          74,598          51,063
     Touchstone Eagle Capital Appreciation            4,330        76,725          316,199          397,254          84,420
     Touchstone Emerging Growth                      (8,520)      117,863           83,120          192,463         350,074
     Touchstone Growth & Income                       2,912        19,241           (5,639)          16,514          58,025
     Touchstone High Yield                          169,205        34,412          (33,822)         169,795         154,682
     Touchstone Enhanced Dividend 30                  3,263         9,538           25,889           38,690          34,720
     Touchstone Money Market                         27,912            --               --           27,912         769,061
     Touchstone Third Avenue Value                    7,784       143,517           50,975          202,276         295,637
     Touchstone Value Plus                            4,558        58,117          423,324          485,999          69,660

NON-AFFILIATED:
     Alger American Growth                           (1,256)        1,643            5,311            5,698          24,277
     Alger American Small Capitalization               (913)        3,586           14,405           17,078          11,161
     JP Morgan Mid Cap Value                            990           198            4,043            5,231             954
     PIMCO Long-term U.S. Government Bond             1,963           182           (2,072)              73          10,025

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                        8,787            --               --            8,787          91,197
     MFS Emerging Growth                             (1,052)        3,169            5,712            7,829          19,751
     MFS Investors Trust                               (316)        1,718            7,621            9,023           9,684

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                              (387)        8,066             (292)           7,387          17,294
     Janus Forty                                       (525)        4,705            5,228            9,408          10,612
     Janus Worldwide Growth (Pinnalce)                  950         6,783            8,593           16,326          15,915
     MFS Capital Opportunities                       (1,050)        6,941           27,248           33,139          16,636
     MFS Emerging Growth                               (469)        7,787           (1,455)           5,863          12,426
     MFS Mid Cap Growth                               7,097        18,986          (21,613)           4,470          26,795
     MFS New Discovery                                1,251         6,460            4,771           12,482          18,487
     Oppenheimer Aggressive Growth                     (715)        6,402           (3,311)           2,376          19,489
     Oppenheimer Strategic Bond                      14,000           141           16,525           30,666         231,419
     Oppenheimer Panorama International Growth         (743)       44,144           59,736          103,137          59,626

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                         553           610            2,333            3,496          33,648
     Fidelity VIP Balanced                            4,079        20,207           11,951           36,237          64,054
     Fidelity VIP Contrafund                          3,175       116,533          (43,409)          76,299         218,537
     Fidelity VIP Equity-Income                      25,541        98,475           (1,009)         123,007         221,963
     Fidelity VIP Growth                             (1,100)       11,359            3,240           13,499          48,350
     Fidelity VIP Growth & Income                       537        23,253           29,263           53,053          65,262

                                                  INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                 -----------------------------------------------------------------------

                                                  Cost of
                                                 insurance                      Net                       Net increase
                                                    and                      transfers                   (decrease) in
                                                  benefits      Contract       among       Contract     net assets from
                                                  provided    terminations   investment   Maintenance   contract related
                   DIVISION                      by riders    and benefits    options       Charges       transactions
------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $ (42,522)   $     (9,123)  $  270,967   $   (27,977)  $        259,677
     Touchstone Baron Small Cap                    (20,914)        (13,927)      53,961       (13,491)           179,233
     Touchstone Core Bond                          (22,889)         (9,651)      42,131       (14,638)            46,016
     Touchstone Eagle Capital Appreciation         (30,614)        (28,047)    (137,098)      (18,242)          (129,581)
     Touchstone Emerging Growth                    (54,356)        (63,240)      30,057       (29,970)           232,565
     Touchstone Growth & Income                     (8,905)        (27,162)      15,901        (3,679)            34,180
     Touchstone High Yield                         (21,855)         (8,395)    (121,511)      (19,378)           (16,457)
     Touchstone Enhanced Dividend 30                (6,136)        (14,842)      (6,245)       (2,778)             4,719
     Touchstone Money Market                       (41,452)       (141,246)    (686,024)      (28,918)          (128,579)
     Touchstone Third Avenue Value                 (51,730)        (68,872)     111,057       (28,630)           257,462
     Touchstone Value Plus                         (31,545)        (37,469)     (95,807)      (19,298)          (114,459)

NON-AFFILIATED:
     Alger American Growth                         (13,277)        (29,549)      (1,219)       (2,297)           (22,065)
     Alger American Small Capitalization            (6,225)         (8,204)         700        (1,628)            (4,196)
     JP Morgan Mid Cap Value                          (822)           (329)          65          (555)              (687)
     PIMCO Long-term U.S. Government Bond           (5,494)         (2,302)        (567)       (1,201)               461

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                     (53,587)         (1,946)      39,391       (19,969)            55,086
     MFS Emerging Growth                            (9,317)        (14,971)      (4,650)       (1,511)           (10,698)
     MFS Investors Trust                            (5,705)         (6,711)      (3,302)         (897)            (6,931)

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                           (5,367)        (10,796)      (7,361)       (1,643)            (7,873)
     Janus Forty                                    (4,232)        (12,202)      11,401        (2,316)             3,263
     Janus Worldwide Growth (Pinnalce)              (3,560)           (296)     (25,014)       (1,617)           (14,572)
     MFS Capital Opportunities                      (7,731)        (29,348)     (34,808)       (2,395)           (57,646)
     MFS Emerging Growth                            (3,198)        (17,720)       2,282        (1,933)            (8,143)
     MFS Mid Cap Growth                             (9,440)        (12,503)     (26,960)       (5,771)           (27,879)
     MFS New Discovery                              (4,886)         (6,196)      (7,528)       (2,592)            (2,715)
     Oppenheimer Aggressive Growth                  (4,189)         (9,652)      (5,918)       (2,839)            (3,109)
     Oppenheimer Strategic Bond                    (18,562)        (24,206)      (4,182)      (11,337)           173,132
     Oppenheimer Panorama International Growth     (13,939)        (29,114)      59,312        (8,431)            67,454

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                     (3,163)         (1,774)       3,566        (2,500)            29,777
     Fidelity VIP Balanced                         (19,149)        (17,700)       3,103        (6,933)            23,375
     Fidelity VIP Contrafund                       (30,619)        (59,198)      81,436       (17,731)           192,425
     Fidelity VIP Equity-Income                    (32,715)        (16,635)      33,592       (15,257)           190,948
     Fidelity VIP Growth                           (14,384)         (8,835)     (11,173)       (5,850)             8,108
     Fidelity VIP Growth & Income                  (15,698)        (18,549)      (5,888)       (8,868)            16,259

                                                 Net increase    Net Assets,    Net Assets,
                                                 (decrease) in   beginning of       end
                   DIVISION                       net assets         year         of year
-------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $     282,966   $    171,648   $   454,614
     Touchstone Baron Small Cap                        254,416        362,722       617,138
     Touchstone Core Bond                              120,614      2,198,381     2,318,995
     Touchstone Eagle Capital Appreciation             267,673      2,585,724     2,853,397
     Touchstone Emerging Growth                        425,028      1,142,160     1,567,188
     Touchstone Growth & Income                         50,694        116,505       167,199
     Touchstone High Yield                             153,338      2,427,623     2,580,961
     Touchstone Enhanced Dividend 30                    43,409        146,074       189,483
     Touchstone Money Market                          (100,667)       688,086       587,419
     Touchstone Third Avenue Value                     459,738      1,204,935     1,664,673
     Touchstone Value Plus                             371,540      2,650,266     3,021,806

NON-AFFILIATED:
     Alger American Growth                             (16,367)       170,200       153,833
     Alger American Small Capitalization                12,882         92,426       105,308
     JP Morgan Mid Cap Value                             4,544         33,438        37,982
     PIMCO Long-term U.S. Government Bond                  534         43,109        43,643

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                          63,873        312,117       375,990
     MFS Emerging Growth                                (2,869)       119,683       116,814
     MFS Investors Trust                                 2,092         80,090        82,182

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                                 (486)        65,434        64,948
     Janus Forty                                        12,671        112,862       125,533
     Janus Worldwide Growth (Pinnalce)                   1,754        108,516       110,270
     MFS Capital Opportunities                         (24,507)       295,964       271,457
     MFS Emerging Growth                                (2,280)        86,045        83,765
     MFS Mid Cap Growth                                (23,409)       269,262       245,853
     MFS New Discovery                                   9,767        100,433       110,200
     Oppenheimer Aggressive Growth                        (733)       112,079       111,346
     Oppenheimer Strategic Bond                        203,798        381,064       584,862
     Oppenheimer Panorama International Growth         170,591        325,434       496,025

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                         33,273         40,110        73,383
     Fidelity VIP Balanced                              59,612        339,166       398,778
     Fidelity VIP Contrafund                           268,724        616,771       885,495
     Fidelity VIP Equity-Income                        313,955        558,073       872,028
     Fidelity VIP Growth                                21,607        237,952       259,559
     Fidelity VIP Growth & Income                       69,312        422,378       491,690


     SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                          Year Ended December 31, 2006


                                                            INCREASE (DECREASE) IN NETS ASSETS FROM OPERATIONS:
                                                 --------------------------------------------------------------------------

                                                                            Change in net
                                                                  Net         unrealized      Net increase
                                                    Net        realized      appreciation    (decrease) in
                                                 investment   gain (loss)   (depreciation)     net assets     Contributions
                                                   income     on sale of      during the     resulting from   from contract
                   DIVISION                        (loss)     investments       period         operations        holders
---------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
     Fidelity VIP Mid Cap                        $    5,363   $   139,899   $      (36,393)  $      108,869   $     233,460

NON-AFFILITATED SERIES I:
     AIM V.I. Capital Appreciation (May 1)*            (983)       (1,712)             303           (2,392)         18,419
     AIM V.I. Government Securities                     498           (65)             (15)             418           2,560

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                           617         3,508            4,773            8,898          59,576
     Putnam International Equity                       (160)       32,264           37,345           69,449          47,912
     Putnam New Opportunities                            (2)          255             (154)              99             157
     Putnam Small Cap Value                             (82)       16,459            3,014           19,391          64,178
     Putnam Voyager                                     (19)           41              367              389           1,018

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                              (669)       23,620           (6,616)          16,335          18,695
     AIM V.I. Capital Appreciation                      (79)          116              (13)              24           3,597
     AIM V.I. Core Equity (May1)*                        75            64            6,617            6,756           7,210

NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                         2,343         5,404            8,729           16,476          21,553
     Franklin Income                                  2,097         1,146            9,034           12,277          41,401
     Franklin Mutual                                  2,108         6,559            9,517           18,184          18,555
     Franklin Large Cap Growth                          243         2,295            9,359           11,897          46,521
     Franklin U.S. Government                         6,922        (1,881)           1,112            6,153          52,047
     Templeton Foreign                                3,098        21,226           61,925           86,249         263,682
     Templeton Growth                                   892        10,938            9,899           21,729          28,846
     Van Kampen LIT Comstock                          3,424        22,263            1,185           26,872          41,736
     Van Kampen LIT Strategic Growth                   (255)        1,218            3,211            4,174         110,238
     Van Kampen UIF Emerging Markets                    253        14,576           15,161           29,990          16,715

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                  585           (81)           1,316            1,820           7,617
     DWS VIT Equity 500 Index                        23,210       109,665          511,713          644,588         559,780
     DWS VIT Small Cap Index                            602        11,909            7,718           20,229          39,446

                                                  INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                 -----------------------------------------------------------------------

                                                  Cost of
                                                 insurance                      Net                       Net increase
                                                    and                      transfers                   (decrease) in
                                                  benefits      Contract       among       Contract     net assets from
                                                  provided    terminations   investment   Maintenance   contract related
                   DIVISION                      by riders    and benefits    options       Charges       transactions
------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
     Fidelity VIP Mid Cap                        $ (30,564)   $    (30,393)  $   87,987   $   (22,847)  $        237,643

NON-AFFILITATED SERIES I:
     AIM V.I. Capital Appreciation (May 1)*         (9,767)        (27,349)     199,510        (1,760)           179,053
     AIM V.I. Government Securities                 (1,145)         (5,523)         994          (410)            (3,524)

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                       (3,952)        (34,291)      16,612        (2,268)            35,677
     Putnam International Equity                   (10,103)        (20,119)       2,544        (4,591)            15,643
     Putnam New Opportunities                          (16)            (11)      (1,685)          (28)            (1,583)
     Putnam Small Cap Value                         (1,890)        (47,842)      63,035        (2,858)            74,623
     Putnam Voyager                                   (166)             --          358           (70)             1,140

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                           (3,617)         (1,778)    (120,599)       (2,360)          (109,659)
     AIM V.I. Capital Appreciation                  (1,078)         (1,325)      15,226          (819)            15,601
     AIM V.I. Core Equity (May1)*                   (1,816)             --       75,741        (1,444)            79,691

NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                       (1,962)         (3,437)      35,293        (1,340)            50,107
     Franklin Income                                (5,454)         (4,119)      35,661        (4,449)            63,040
     Franklin Mutual                                (1,695)         (2,033)      14,663        (1,148)            28,342
     Franklin Large Cap Growth                      (4,657)        (17,730)      33,689        (2,858)            54,965
     Franklin U.S. Government                       (8,965)         (8,909)      14,736        (5,087)            43,822
     Templeton Foreign                             (15,286)        (45,933)     145,196       (12,273)           335,386
     Templeton Growth                               (3,101)        (20,055)      (2,661)       (2,921)               108
     Van Kampen LIT Comstock                        (9,498)             --     (120,449)       (6,317)           (94,528)
     Van Kampen LIT Strategic Growth                (1,027)             (7)       7,128        (1,356)           114,976
     Van Kampen UIF Emerging Markets                (4,042)         (4,161)      18,071        (2,028)            24,555

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                              (1,362)             (9)      41,715        (1,101)            46,860
     DWS VIT Equity 500 Index                     (172,758)       (391,769)      13,107       (91,004)           (82,644)
     DWS VIT Small Cap Index                        (7,766)        (42,187)      46,764        (3,740)            32,517

                                                 Net increase    Net Assets,    Net Assets,
                                                 (decrease) in   beginning of       end
                   DIVISION                       net assets         year         of year
-------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
     Fidelity VIP Mid Cap                        $     346,512   $    852,643   $ 1,199,155

NON-AFFILITATED SERIES I:
     AIM V.I. Capital Appreciation (May 1)*            176,661             --       176,661
     AIM V.I. Government Securities                     (3,106)        19,680        16,574

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                           44,575         50,350        94,925
     Putnam International Equity                        85,092        269,105       354,197
     Putnam New Opportunities                           (1,484)         1,680           196
     Putnam Small Cap Value                             94,014         79,026       173,040
     Putnam Voyager                                      1,529          4,979         6,508

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                              (93,324)       180,667        87,343
     AIM V.I. Capital Appreciation                      15,625          1,281        16,906
     AIM V.I. Core Equity (May1)*                       86,447             --        86,447

NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                           66,583         78,320       144,903
     Franklin Income                                    75,317         44,878       120,195
     Franklin Mutual                                    46,526         87,031       133,557
     Franklin Large Cap Growth                          66,862         95,951       162,813
     Franklin U.S. Government                           49,975        149,351       199,326
     Templeton Foreign                                 421,635        259,241       680,876
     Templeton Growth                                   21,837        103,811       125,648
     Van Kampen LIT Comstock                           (67,656)       193,952       126,296
     Van Kampen LIT Strategic Growth                   119,150         13,499       132,649
     Van Kampen UIF Emerging Markets                    54,545         66,177       120,722

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                  48,680         14,317        62,997
     DWS VIT Equity 500 Index                          561,944      4,522,378     5,084,322
     DWS VIT Small Cap Index                            52,746        145,129       197,875


     SEE ACCOMPANYING NOTES

     * - 2006 inception date of division

               Columbus Life Insurance Company Separate Account 1

                        Statements of Changes Net Assets

                          Year Ended December 31, 2005


                                                            INCREASE (DECREASE) IN NETS ASSETS FROM OPERATIONS:
                                                 --------------------------------------------------------------------------

                                                                            Change in net
                                                                  Net         unrealized      Net increase
                                                    Net        realized      appreciation    (decrease) in
                                                 investment   gain (loss)   (depreciation)     net assets     Contributions
                                                   income     on sale of      during the     resulting from   from contract
                   DIVISION                        (loss)     investments       period         operations        holders
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $      542   $    10,249   $       (3,156)  $        7,635   $      61,379
     Touchstone Baron Small Cap                      (2,679)       20,698            2,471           20,490          49,332
     Touchstone Core Bond                           (16,252)      (10,496)          47,066           20,318          65,174
     Touchstone Eagle Capital Appreciation          (15,781)       67,150          (67,896)         (16,527)        106,720
     Touchstone Emerging Growth                      (4,940)      345,097         (196,858)         143,299         208,541
     Touchstone Growth & Income                        (674)        7,090           (5,004)           1,412          19,155
     Touchstone High Yield                          (17,917)       77,733            1,423           61,239          81,853
     Touchstone Enhanced Dividend 30                 (1,139)        6,461          (10,810)          (5,488)         40,843
     Touchstone Money Market                         10,813             8               --           10,821       1,024,382
     Touchstone Third Avenue Value                   (6,510)       80,041           89,256          162,787         143,934
     Touchstone Value Plus                          (17,348)       45,572            8,828           37,052          86,610

NON-AFFILIATED:
     Alger American Growth                           (1,321)       (8,198)          25,935           16,416          28,620
     Alger American Small Capitalization               (804)          (30)          13,961           13,127          11,890
     JP Morgan Mid Cap Value                              2         1,167            1,267            2,436           4,783
     PIMCO Long-term U.S. Government Bond             2,106           367           (1,099)           1,374           9,196

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                        1,466            --               --            1,466          95,566
     MFS Emerging Growth                             (1,141)          145            9,693            8,697          20,770
     MFS Investors Trust                               (463)         (481)           5,435            4,491           9,355

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                              (519)        5,693            1,141            6,315          16,147
     Janus Forty                                       (641)        7,767            4,082           11,208          11,180
     Janus Worldwide Growth                             420         8,153           (2,927)           5,646          20,541
     MFS Capital Opportunities                         (188)         (482)           3,434            2,764          24,028
     MFS Emerging Growth                                (87)        6,828             (133)           6,608          15,753
     MFS Mid Cap Growth                                 (72)        4,218            3,224            7,370          33,347
     MFS New Discovery                                 (618)        6,209             (882)           4,709          20,696
     Oppenheimer Aggressive Growth                   (1,148)        4,733            7,073           10,658          18,104
     Oppenheimer Strategic Bond                       8,081         3,248           (6,378)           4,951          50,127
     Oppenheimer Panorama International Growth           54        24,060           13,590           37,704          38,930

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                         447           683              (58)           1,072           8,522
     Fidelity VIP Balanced                            5,906         6,017            4,360           16,283          63,505
     Fidelity VIP Contrafund                         (3,000)       12,830           70,451           80,281          84,456
     Fidelity VIP Equity-Income                       3,160        45,468          (23,519)          25,109          92,756
     Fidelity VIP Growth                               (285)       17,582           (6,701)          10,596          50,748
     Fidelity VIP Growth & Income                     2,241        13,988            9,002           25,231          75,329

                                                  INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                 -----------------------------------------------------------------------

                                                  Cost of
                                                 insurance                      Net                       Net increase
                                                    and                      transfers                   (decrease) in
                                                  benefits      Contract       among       Contract     net assets from
                                                  provided    terminations   investment   Maintenance   contract related
                   DIVISION                      by riders    and benefits    options       Charges       transactions
------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $ (17,803)   $       (347)  $   86,229   $   (10,684)  $        118,774
     Touchstone Baron Small Cap                    (14,000)        (14,018)      38,574        (8,863)            51,025
     Touchstone Core Bond                          (25,771)             --       63,024       (17,878)            84,549
     Touchstone Eagle Capital Appreciation         (30,584)        (18,096)    (120,546)      (20,004)           (82,510)
     Touchstone Emerging Growth                    (44,397)        (27,113)      74,353       (24,544)           186,840
     Touchstone Growth & Income                     (5,468)         (6,584)      39,751        (1,819)            45,035
     Touchstone High Yield                         (32,107)         (1,238)     (41,712)      (28,555)           (21,759)
     Touchstone Enhanced Dividend 30                (7,782)        (13,458)        (772)       (2,755)            16,076
     Touchstone Money Market                       (49,047)        (53,331)    (590,040)      (30,364)           301,600
     Touchstone Third Avenue Value                 (41,749)        (34,774)      88,604       (22,972)           133,043
     Touchstone Value Plus                         (29,712)        (19,598)     (73,783)      (20,386)           (56,869)

NON-AFFILIATED:
     Alger American Growth                         (13,709)        (12,172)      (9,235)       (2,674)            (9,170)
     Alger American Small Capitalization            (5,787)         (3,064)         167        (1,633)             1,573
     JP Morgan Mid Cap Value                          (526)           (162)      23,495          (494)            27,096
     PIMCO Long-term U.S. Government Bond           (5,268)           (829)       2,669        (1,155)             4,613

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                     (47,147)         (2,511)     (63,819)      (18,317)           (36,228)
     MFS Emerging Growth                            (9,600)         (7,241)      (4,941)       (1,675)            (2,687)
     MFS Investors Trust                            (5,645)         (4,341)       1,436          (947)              (142)

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                           (7,017)         (5,843)       1,786        (2,263)             2,810
     Janus Forty                                    (3,734)         (2,217)     (32,502)       (2,424)           (29,697)
     Janus Worldwide Growth                         (4,330)        (10,192)     (32,543)       (2,382)           (28,906)
     MFS Capital Opportunities                      (7,738)         (4,798)       6,068        (2,624)            14,936
     MFS Emerging Growth                            (5,481)         (4,748)          (6)       (2,550)             2,968
     MFS Mid Cap Growth                             (9,031)         (7,769)      (9,915)       (6,337)               295
     MFS New Discovery                              (3,904)         (8,846)      (2,367)       (2,178)             3,401
     Oppenheimer Aggressive Growth                  (6,388)         (6,566)     (12,245)       (3,529)           (10,624)
     Oppenheimer Strategic Bond                    (11,594)         (5,387)     100,906        (6,758)           127,294
     Oppenheimer Panorama International Growth      (7,485)        (21,348)       7,146        (5,734)            11,509

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                     (2,478)           (553)       1,714        (1,966)             5,239
     Fidelity VIP Balanced                         (19,260)        (12,352)       6,918        (7,688)            31,123
     Fidelity VIP Contrafund                       (24,536)        (16,874)      77,325       (12,879)           107,492
     Fidelity VIP Equity-Income                    (24,559)        (37,088)      20,445       (10,761)            40,793
     Fidelity VIP Growth                           (14,063)        (23,261)     (20,920)       (6,378)           (13,874)
     Fidelity VIP Growth & Income                  (14,235)        (21,430)      (5,750)       (7,371)            26,543

                                                 Net increase    Net Assets,    Net Assets,
                                                 (decrease) in   beginning of       end
                   DIVISION                       net assets         year         of year
-------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $     126,409   $     45,239   $   171,648
     Touchstone Baron Small Cap                         71,515        291,207       362,722
     Touchstone Core Bond                              104,867      2,093,514     2,198,381
     Touchstone Eagle Capital Appreciation             (99,037)     2,684,761     2,585,724
     Touchstone Emerging Growth                        330,139        812,021     1,142,160
     Touchstone Growth & Income                         46,447         70,058       116,505
     Touchstone High Yield                              39,480      2,388,143     2,427,623
     Touchstone Enhanced Dividend 30                    10,588        135,486       146,074
     Touchstone Money Market                           312,421        375,665       688,086
     Touchstone Third Avenue Value                     295,830        909,105     1,204,935
     Touchstone Value Plus                             (19,817)     2,670,083     2,650,266

NON-AFFILIATED:
     Alger American Growth                               7,246        162,954       170,200
     Alger American Small Capitalization                14,700         77,726        92,426
     JP Morgan Mid Cap Value                            29,532          3,906        33,438
     PIMCO Long-term U.S. Government Bond                5,987         37,122        43,109

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                         (34,762)       346,879       312,117
     MFS Emerging Growth                                 6,010        113,673       119,683
     MFS Investors Trust                                 4,349         75,741        80,090

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                                9,125         56,309        65,434
     Janus Forty                                       (18,489)       131,351       112,862
     Janus Worldwide Growth                            (23,260)       131,776       108,516
     MFS Capital Opportunities                          17,700        278,264       295,964
     MFS Emerging Growth                                 9,576         76,469        86,045
     MFS Mid Cap Growth                                  7,665        261,597       269,262
     MFS New Discovery                                   8,110         92,323       100,433
     Oppenheimer Aggressive Growth                          34        112,045       112,079
     Oppenheimer Strategic Bond                        132,245        248,819       381,064
     Oppenheimer Panorama International Growth          49,213        276,221       325,434

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                          6,311         33,799        40,110
     Fidelity VIP Balanced                              47,406        291,760       339,166
     Fidelity VIP Contrafund                           187,773        428,998       616,771
     Fidelity VIP Equity-Income                         65,902        492,171       558,073
     Fidelity VIP Growth                                (3,278)       241,230       237,952
     Fidelity VIP Growth & Income                       51,774        370,604       422,378


     SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                          Year Ended December 31, 2005


                                                            INCREASE (DECREASE) IN NETS ASSETS FROM OPERATIONS:
                                                 --------------------------------------------------------------------------

                                                                            Change in net
                                                                  Net         unrealized      Net increase
                                                    Net        realized      appreciation    (decrease) in
                                                 investment   gain (loss)   (depreciation)     net assets     Contributions
                                                   income     on sale of      during the     resulting from   from contract
                   DIVISION                        (loss)     investments       period         operations        holders
---------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
     Fidelity VIP Mid Cap                        $   (5,615)  $    98,527   $       35,328   $      128,240   $     109,461

NON-AFFILITATED SERIES I:
     AIM V.I. Government Securities                     425           120             (445)             100           2,775

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                            (4)          339            1,127            1,462           4,153
     Putnam International Equtiy                      1,624        20,894            2,886           25,404          41,846
     Putnam New Opportunities                           (29)          942             (637)             276             591
     Putnam Small Cap Value                            (476)       13,509           (5,831)           7,202          12,518
     Putnam Voyager                                      12            26              151              189             995

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                               970           865            6,078            7,913          25,104
     AIM V.I. Capital Appreciation                       (4)           17              110              123             403

NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                         1,816           474             (175)           2,115          16,475
     Franklin Income                                    491           323           (1,248)            (434)         10,213
     Franklin Mutual                                  1,988         1,973            4,243            8,204          17,546
     Franklin Large Cap Growth                        1,618         1,407           (1,471)           1,554          12,960
     Franklin U.S. Government                         4,941        (1,665)            (406)           2,870          28,254
     Templeton Foreign                                2,376         3,392           15,199           20,967          53,241
     Templeton Growth                                   695         2,830            3,434            6,959          19,301
     Van Kampen LIT Comstock                            314        11,806           (5,929)           6,191          30,671
     Van Kampen LIT Strategic Growth                   (100)        2,593             (157)           2,336           1,553
     Van Kampen UIF Emerging Markets                    354         4,279           10,716           15,349          14,432

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                  196            21              (68)             149           8,481
     DWS VIT Equity 500 Index                        13,797        27,570          111,983          153,350         495,734
     DWS VIT Small Cap Index                             83        15,868          (13,651)           2,300          26,424

                                                  INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                 -----------------------------------------------------------------------

                                                  Cost of
                                                 insurance                      Net                       Net increase
                                                    and                      transfers                   (decrease) in
                                                  benefits      Contract       among       Contract     net assets from
                                                  provided    terminations   investment   Maintenance   contract related
                   DIVISION                      by riders    and benefits    options       Charges       transactions
------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
     Fidelity VIP Mid Cap                        $ (22,508)   $    (12,536)  $  (74,366)  $   (14,825)  $        (14,774)

NON-AFFILITATED SERIES I:
     AIM V.I. Government Securities                 (1,388)             --        1,531          (440)             2,478

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                         (787)             --       38,414          (463)            41,317
     Putnam International Equtiy                    (7,140)        (22,086)      28,213        (2,783)            38,050
     Putnam New Opportunities                          (71)         (5,355)         881           (56)            (4,010)
     Putnam Small Cap Value                         (2,350)           (123)     (11,736)       (2,720)            (4,411)
     Putnam Voyager                                   (152)             --          136           (58)               921

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                           (3,487)         (1,522)       3,756        (2,480)            21,371
     AIM V.I. Capital Appreciation                     (60)             --          697           (73)               967

NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                         (904)         (3,722)      29,142          (147)            40,844
     Franklin Income                                (1,771)         (1,692)      26,818          (925)            32,643
     Franklin Mutual                                (1,215)         (3,788)      16,571          (606)            28,508
     Franklin Large Cap Growth                      (2,184)         (4,697)      43,030        (1,264)            47,845
     Franklin U.S. Government                       (3,893)        (27,660)      36,211        (2,429)            30,483
     Templeton Foreign                              (5,008)        (14,514)     100,451        (4,464)           129,706
     Templeton Growth                               (3,343)         (4,452)      23,340        (2,487)            32,359
     Van Kampen LIT Comstock                        (6,306)        (18,374)     (12,951)       (4,063)           (11,023)
     Van Kampen LIT Strategic Growth                  (277)             --      (13,193)         (170)           (12,087)
     Van Kampen UIF Emerging Markets                (1,047)             --        5,105          (683)            17,807

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                (266)         (1,003)       2,735          (235)             9,712
     DWS VIT Equity 500 Index                     (142,925)        (10,471)     246,930       (78,754)           510,514
     DWS VIT Small Cap Index                        (5,684)         (3,366)     (45,361)       (2,531)           (30,518)

                                                 Net increase    Net Assets,    Net Assets,
                                                 (decrease) in   beginning of       end
                   DIVISION                       net assets         year         of year
-------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
     Fidelity VIP Mid Cap                        $     739,177   $    113,466   $   852,643

NON-AFFILITATED SERIES I:
     AIM V.I. Government Securities                     17,102          2,578        19,680

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                            7,571         42,779        50,350
     Putnam International Equtiy                       205,651         63,454       269,105
     Putnam New Opportunities                            5,414         (3,734)        1,680
     Putnam Small Cap Value                             76,235          2,791        79,026
     Putnam Voyager                                      3,869          1,110         4,979

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                              151,383         29,284       180,667
     AIM V.I. Capital Appreciation                         191          1,090         1,281

NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                           35,361         42,959        78,320
     Franklin Income                                    12,669         32,209        44,878
     Franklin Mutual                                    50,319         36,712        87,031
     Franklin Large Cap Growth                          46,552         49,399        95,951
     Franklin U.S. Government                          115,998         33,353       149,351
     Templeton Foreign                                 108,568        150,673       259,241
     Templeton Growth                                   64,493         39,318       103,811
     Van Kampen LIT Comstock                           198,784         (4,832)      193,952
     Van Kampen LIT Strategic Growth                    23,250         (9,751)       13,499
     Van Kampen UIF Emerging Markets                    33,021         33,156        66,177

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                   4,456          9,861        14,317
     DWS VIT Equity 500 Index                        3,858,514        663,864     4,522,378
     DWS VIT Small Cap Index                           173,347        (28,218)      145,129


     SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2006

1.    ORGANIZATION

Columbus Life Insurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Columbus Life Insurance Company (the "Company"), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life flexible premium ("Flexible Premium") variable universal life insurance policy. The first Pinnacle variable universal life insurance policy ("Pinnacle") was issued on March 19, 2001. The second Pinnacle variable universal life insurance policy ("Pinnacle II") was issued on May 23, 2005. The first legacy survivorship universal life policy ("Legacy") was issued on May 17, 2002. While this is a new product under the Account, it utilizes the same unit values as Pinnacle variable universal life.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable universal life contracts are not chargeable with liabilities arising out of any other business the Company may conduct.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Account has fifty-eight investment sub-accounts: the AIM V.I. Capital Appreciation Fund - Series I, AIM V.I. Government Securities Fund- Series I, AIM V.I. Basic Value Fund - Series II, AIM V.I. Capital Appreciation Fund - Series II, AIM V.I. Core Equity, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Growth & Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Balanced Portfolio - Service Class 2, Fidelity VIP Mid Cap Portfolio - Service Class 2, Fidelity VIP Money Market Fund Portfolio - Initial Class, Franklin Templeton VIP Trust Growth and Income Securities Fund - Class 2, Franklin Templeton VIP Trust Income Securities Fund - Class 2, Franklin Templeton VIP Trust U.S. Government Fund - Class 2, Franklin Templeton VIP Trust Large Cap Growth Securities Fund - Class 2, Franklin Templeton VIP Trust Foreign Securities Fund - Class 2, Franklin Templeton VIP Trust Growth Securities Fund - Class 2, Franklin Templeton VIP Trust Mutual Shares Securities Fund - Class 2, Janus Aspen Mid Cap Growth Portfolio - Service Shares, Janus Aspen Forty Portfolio - Service Shares, Janus Aspen Worldwide Growth Portfolio - Service Shares, J.P. Morgan Series II Trust Mid Cap Value Portfolio, MFS Emerging Growth Series - Initial Class, MFS Investors Trust Series - Initial Class, MFS Capital Opportunities Series - Service Class, MFS Emerging Growth Series - Service Class, MFS Mid Cap Growth Series - Service Class, MFS New Discovery Series - Service Class, Oppenheimer Aggressive Growth Fund/VA - Service Class, Oppenheimer Strategic Bond Fund/VA - Service Class, Oppenheimer Panorama International Growth Fund/VA - Service Class, PIMCO Long-Term U.S. Government Bond Portfolio, Putnam Growth and Income Fund - Class IB, Putnam International Equity Fund - Class IB, Putnam New Opportunities Fund - Class IB, Putnam Small Cap Value Fund - Class IB, Putnam Voyager Fund - Class IB, Scudder Investments Equity 500 Index Fund - Class A, Scudder Investments Small Cap Index Fund - Class A, Scudder Variable Series I Bond Portfolio - Class A, Touchstone Baron Small Cap Fund, Touchstone Emerging Growth Fund, Touchstone Third Avenue Value Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Enhanced Dividend 30, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Core Bond Fund, Touchstone Money Market Fund, Van Kampen LIT Comstock Portfolio - Class II,

               Columbus Life Insurance Company Separate Account 1

2.    SIGNIFICANT ACCOUNTING POLICIES (continued)

Van Kampen LIT Strategic Growth Portfolio - Class II, and Van Kampen UIF Emerging Markets Equity Portfolio - Class II. Each sub-account is an open-ended diversified management investment company. Investments are made in mutual funds, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the mutual fund in which it is invested.

A policyholder may also allocate funds to the fixed account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements


3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006, were as follows:

                                                                    PURCHASES         SALES            COST
AIM Variable Insurance Funds, Inc
   Capital Appreciation Fund - Series I                             $176,574         $36,929        $ 176,574
   Core Equity                                                        79,829           3,392           79,829
   Government Securities Fund                                          4,036           7,063           17,061
   Basic Value Fund - Series II                                       23,344         130,159           79,291
   Capital Appreciation Fund - Series II                              16,795           1,702           16,795
The Alger American Fund
   Small Capitalization Portfolio                                      9,988          15,096           64,032
   Growth Portfolio                                                   18,701          42,024          120,605
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2                         434,538          67,095          884,418
   Contrafund Portfolio - Service Class 2                            374,620         110,174          772,612
   Growth & Income Portfolio - Service Class 2                        68,836          41,077          408,827
   Growth Portfolio - Service Class 2                                 53,528          46,520          229,445
   Asset Manager Portfolio - Service Class 2                          35,335           5,005           68,983
   Balanced Portfolio - Service Class 2                               84,910          46,254          351,944
   Mid Cap Portfolio - Service Class 2                               427,743          85,906          980,542
   Money Market Portfolio - Initial Class                            129,125          66,216          375,991
Franklin Templeton Variable Insurance Products Trust
   Growth and Income Securities - Class 2                             69,643          12,485          133,663
   Income Securities - Class 2                                        93,502          28,175          111,626
   U.S. Government - Class 2                                          80,651          29,905          199,991
   Large Cap Growth Securities Fund - Class 2                         93,823          38,616          151,423
   Templeton Foreign Securities Fund - Class 2                       420,541          82,056          592,257
   Templeton Growth Securities Fund - Class 2                         35,779          31,038          105,485
   Mutual Shares Securities Fund - Class 2                            50,401          17,010          114,310
Janus Aspen Series
   Mid-Cap Growth Portfolio - Service Shares                          14,652          22,911           51,250
   Forty Portfolio - Service Shares                                   20,229          17,495           91,843
   Worldwide Growth Portfolio - Service Shares                        16,910          30,531           89,868
J.P. Morgan Series II Trust
   Mid Cap Value Portfolio                                             2,006           1,980           31,945
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                             13,326          24,848           85,080
   Investors Trust Series - Initial Class                              7,702          14,791           62,061
   Capital Opportunities Series - Service Class                       19,959          78,654          201,139
   Emerging Growth Series - Service Class                             20,159          28,771           70,691
   Mid Cap Growth Series - Service Class                              34,942          55,722          207,561
   New Discovery Series - Service Class                               20,193          21,652           91,615
Oppenheimer Variable Account Funds
   Oppenheimer Aggressive Growth Fund/VA - Service Clas               20,981          24,802           92,015
   Oppenheimer Strategic Bond Fund/VA - Service Class                290,006         102,874          562,394

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements


3. PURCHASES AND SALES OF INVESTMENTS (continued)
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006, were as follows:

                                                                    PURCHASES         SALES            COST
Oppenheimer's Panorama Series Fund, Inc
   Oppenheimer International Growth Fund/VA - Service Cla           $148,952         $82,240        $ 343,938
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfoli                            11,360           8,600           46,219
   Putnam Variable Trust
   Growth and Income Fund - Class IB                                  69,968          32,083           87,910
   International Equity Fund - Class IB                              135,637         120,145          279,912
   New Opportunities Fund - Class IB                                     170           1,755              185
   Small Cap Value Fund - Class IB                                   100,600          11,736          162,507
   Voyager Fund - Class IB                                             1,383             261            5,704
DWS Investments VIT Funds
   Equity 500 Index Fund - Class A                                   641,136         700,480        3,939,988
   Small Cap Index Fund - Class A                                    112,929          71,902          181,594
DWS Variable Series I
   Bond Portfolio - Class A                                           50,203           2,750           61,704
Touchstone Variable Series Trust
   Baron Small Cap Fund                                              248,803          55,619          494,204
   Emerging Growth Fund                                              434,815         128,689        1,532,737
   Third Avenue Value Fund                                           458,799         109,297        1,225,773
   Eagle Capital Appreciation Fund                                   107,600         232,850        1,847,724
   Enhanced Dividend 30 Fund                                          38,151          30,122          154,235
   Value Plus Fund                                                    61,057         170,955        1,904,869
   Growth & Income Fund                                              103,851          51,660          173,366
   Balanced Fund                                                     381,184          79,185          478,525
   High Yield Bond Fund                                              358,152         205,404        2,475,444
   Core Bond Fund                                                    191,607          62,169        2,355,695
   Money Market Fund                                                 921,623       1,162,530          587,725
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II                                      56,168           7,614          115,009
   Strategic Growth Portfolio - Class I                              122,337         137,694          128,113
Van Kampen The Universal Institutional Funds, Inc
   Emerging Markets Equity Portfolio - Class I                        63,300          36,655           90,349

               Columbus Life Insurance Company Separate Account 1

4.    EXPENSES AND RELATED PARTY TRANSACTIONS

The Company deducts a premium expense charge to cover the cost of distributing the policies. For Flexible Premium, the maximum premium expense charge is 5.50% of a premium payment, with the current premium expense charge at 4.75% of a premium payment. For Pinnacle, Pinnacle II and Legacy, for a Coverage Layer in a Coverage Year for the first 12 coverage years, the current premium expense charge is 6.50% of premium payments up to target premium, with a maximum of 7.50%. In a coverage year after the first 12 coverage years, the current premium expense charge is 2.50%, with a maximum of 3.50%. Premium payments in excess of target premium for a coverage layer in a coverage year for the first 12 coverage years, have a premium charge of 3.25%, with a maximum of 4.25%. In a coverage year after the first 12 coverage years for premium payments in excess of target premium, the current premium expense charge is 1.75%, with a maximum of 2.75%. The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

For Flexible Premium, a tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes. The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes. The maximum tax charge is 3.50% of a premium payment. The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options. For Pinnacle, Pinnacle II and Legacy, a state tax charge equal to the state premium tax rate for the state of residence is deducted from each premium payment before the net premiums are allocated to the investment options. The maximum state tax charge is 3.50% of a premium payment.

The Company also deducts a monthly cost of insurance charge for providing policyholders with life insurance protection. The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured. The cost of insurance is also affected by the account value, indebtedness and death benefit option. The maximum monthly cost of insurance charge for a policy is shown in the policy schedule. The Company may charge less than the maximum shown in the policy schedule.

The Company also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on each monthly anniversary day.

The monthly expense charge covers the cost of record keeping and administering the policy. For Flexible Premium policies, the maximum monthly expense charge is $7 with the current monthly expense charge at $6. For Pinnacle, Pinnacle II and Legacy policies, the maximum monthly expense charge is $9 with the current monthly expense charge at $7.50. This charge is also deducted on each monthly anniversary day.

               Columbus Life Insurance Company Separate Account 1

4.    EXPENSES AND RELATED PARTY TRANSACTIONS (continued)

The Company also charges policies a fee in order to compensate for its assumption of mortality and expense risks. For Flexible Premium, the deduction is made daily on a pro rata basis from the accumulation unit values of each sub-account at an annual effective rate not to exceed 1.00%. For Pinnacle, Pinnacle II and Legacy, the deduction is made monthly as a direct charge to the policy at an annual effective rate not to exceed .90% As of December 31, 2005, the effective annual rate of the Flexible Premium charges is 0.90% and 0.70% for Pinnacle, and Legacy, respectively.

A surrender charge is imposed by the Company if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount for Flexible Premium policies. For Pinnacle, Pinnacle II and Legacy policies, the surrender charge applies during the first 12 months since the policy date or since the date of any increase in Base Specified Amount, if the policy is cancelled or if the policy terminates at the end of a grace period. The amount of the charge depends upon the insured's age, gender and underwriting class.

There is no charge for the first 12 transfers among sub-accounts each policy year. Additional transfers are $10 for each transfer in a policy year. The charge is deducted from the account value at the time of the transfer. There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.

There is no charge for the first withdrawal in a policy year. There is a withdrawal charge of $50 per withdrawal for each additional withdrawal. The amount of the charge is deducted from the account value.

Columbus Life Insurance Company Separate Account 1

5. CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for variable universal life insurance contracts for the years ended December 31, 2006 and 2005:

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                                                                                 2006
-------------------------------------------------------------------------------------------------------------------
                                                                                      Transfers
                                                             Units        Units      between Sub      Net Increase
DIVISION                                                   Purchased    Redeemed      accounts         (Decrease)
-------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Fund                                1,910       (3,450)          19,354         17,814
AIM Government Securities Fund                                 197         (547)              76           (274)

Alger American Small Capitalization Portfolio                1,082       (1,048)            (447)          (413)
Alger American Growth Portfolio                              2,623       (4,362)            (715)        (2,454)

Fidelity VIP Equity-Income Portfolio - Service Class 2         885         (533)             124            476
Fidelity VIP Contrafund Portfolio - Service Class 2            755         (358)             571            968
Fidelity VIP Growth & Income Portfolio - Service Class 2       341         (213)            (167)           (39)
Fidelity VIP Growth Portfolio - Service Class 2                326         (259)               4             71
Fidelity VIP Asset Manager Portfolio - Service Class 2         217         (91)                0            126
Fidelity VIP Balanced Portfolio - Service Class 2              349         (165)             238            422
Fidelity VIP Mid Cap Portfolio - Service Class 2               499         (253)             529            775

MFS VIT Emerging Growth Series - Initial Class                 955         (847)            (801)          (693)
MFS VIT Investors Trust Series - Initial Class               2,269       (2,100)          (1,387)        (1,218)
MFS VIT Capital Opportunities Series - Service Class           284       (2,212)          (1,118)        (3,046)
MFS VIT Mid Cap Growth Series - Service Class                  303         (294)          (1,525)        (1,516)
MFS VIT New Discovery Series - Service Class                   138          (64)            (187)          (113)

PIMCO VIT Long-Term U.S. Government Bond                       633         (528)             (79)            26

Putnam VT International Equity Fund - Class IB                 945         (783)          (1,675)        (1,513)

DWS VIT Equity 500 Index - Class A                           1,113         (752)            (680)          (319)
DWS VIT Small Cap Index - Class A                              308         (253)             (59)            (4)

Touchstone Baron Small Cap Fund                                382         (196)             114            300
Touchstone Emerging Growth Fund                              2,007       (1,555)            (160)           292
Touchstone Third Avenue Value Fund                             908         (510)           1,319          1,717
Touchstone Eagle Capital Appreciation Fund                   1,112         (795)          (1,878)        (1,561)
Touchstone Enhanced Dividend 30 Fund                         1,107         (627)            (451)            29
Touchstone Value Plus Fund                                     496       (1,967)            (286)        (1,757)
Touchstone Growth & Income Fund                                563         (336)              (8)           219
Touchstone Balanced Fund                                       522         (309)           7,240          7,453
Touchstone High Yield Fund                                     526         (637)             222            111
Touchstone Core Bond Fund                                      264         (326)              20            (42)
Touchstone Money Market Fund                                 2,998         (226)         (15,418)       (12,646)
                                                                                 2005
-------------------------------------------------------------------------------------------------------------------
                                                                                      Transfers
                                                              Units       Units      between Sub      Net Increase
DIVISION                                                   Purchased    Redeemed      accounts         (Decrease)
-------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Fund                                    0           0                 0              0
AIM Government Securities Fund                                 213         (139)             116            190

Alger American Small Capitalization Portfolio                1,431       (1,329)             147            249
Alger American Growth Portfolio                              3,337       (3,267)          (1,242)        (1,172)

Fidelity VIP Equity-Income Portfolio - Service Class 2         851         (493)             (70)           288
Fidelity VIP Contrafund Portfolio - Service Class 2            487         (326)           1,414          1,575
Fidelity VIP Growth & Income Portfolio - Service Class 2       382         (187)             245            440
Fidelity VIP Growth Portfolio - Service Class 2                466         (280)          (1,854)        (1,668)
Fidelity VIP Asset Manager Portfolio - Service Class 2         232         (90)               56            198
Fidelity VIP Balanced Portfolio - Service Class 2              400         (231)          (1,720)        (1,551)
Fidelity VIP Mid Cap Portfolio - Service Class 2               389         (235)          (1,958)        (1,804)

MFS VIT Emerging Growth Series - Initial Class               2,623       (2,393)            (608)          (378)
MFS VIT Investors Trust Series - Initial Class                 998       (1,255)             211            (46)
MFS VIT Capital Opportunities Series - Service Class           653         (280)               4            377
MFS VIT Mid Cap Growth Series - Service Class                  543         (196)             458            805
MFS VIT New Discovery Series - Service Class                   155         (64)               48            139

PIMCO VIT Long-Term U.S. Government Bond                       562         (439)             157            280

Putnam VT International Equity Fund - Class IB               1,031         (714)           2,083          2,400

DWS VIT Equity 500 Index - Class A                           1,211         (874)           1,354          1,691
DWS VIT Small Cap Index - Class A                              320         (221)          (2,280)        (2,181)

Touchstone Baron Small Cap Fund                                283         (126)             406            563
Touchstone Emerging Growth Fund                              2,147       (1,294)             466          1,319
Touchstone Third Avenue Value Fund                             783         (395)             (71)           317
Touchstone Eagle Capital Appreciation Fund                   1,212         (580)          (1,825)        (1,193)
Touchstone Enhanced Dividend 30 Fund                         1,311         (605)            (204)           502
Touchstone Value Plus Fund                                     725         (352)            (654)          (281)
Touchstone Growth & Income Fund                                551         (282)             180            449
Touchstone Balanced Fund                                       473         (327)             902          1,048
Touchstone High Yield Fund                                     477         (302)          (1,861)        (1,686)
Touchstone Core Bond Fund                                      267         (130)             130            267
Touchstone Money Market Fund                                 9,960         (905)           3,855         12,910

               Columbus Life Insurance Company Separate Account 1

PINNACLE AND LEGACY VARIABLE UNIVERSAL LIFE
                                                                                  2006
-------------------------------------------------------------------------------------------------------------------
                                                                                      Transfers
                                                             Units        Units      between Sub      Net Increase
DIVISION                                                   Purchased    Redeemed      accounts         (Decrease)
-------------------------------------------------------------------------------------------------------------------
AIM VI Basic Value Fund - Series II                          1,150         (441)          (7,418)        (6,709)
AIM VI Capital Appreciation Fund - Series II                   248         (141)             918          1,025
AIM VI Core Equity Fund - Series II                            681         (440)           7,681          7,922

Fidelity VIP Equity-Income Portfolio - Service Class 2      14,971       (4,758)           2,659         12,872
Fidelity VIP Contrafund Portfolio - Service Class 2         12,517       (4,937)           2,906         10,486
Fidelity VIP Growth & Income Portfolio - Service Class 2     5,003       (3,630)            (200)         1,173
Fidelity VIP Growth Portfolio - Service Class 2              4,513       (2,307)          (1,685)           521
Fidelity VIP Asset Manager Portfolio - Service Class 2       2,534         (551)             293          2,276
Fidelity VIP Balanced Portfolio - Service Class 2            4,550       (3,254)            (161)         1,135
Fidelity VIP Mid Cap Portfolio - Service Class 2            10,580       (3,691)           3,256         10,145
Fidelity VIP Money Market Fund Portfolio - Initial Class     8,078       (7,255)           3,389          4,212

Franklin Templeton VIP Trust Growth & Income
  Securities Fund - Class 2                                  1,193         (289)           2,250          3,154
Franklin Templeton VIP Trust Income
  Securities Fund - Class 2                                  2,607         (714)           2,108          4,001
Franklin Templeton VIP Trust U.S. Government
  Fund - Class 2                                             4,387       (2,062)           1,625          3,950
Franklin Templeton VIP Trust Large Cap Growth
  Securities Fund - Class 2                                  3,238       (1,923)           2,492          3,807
Franklin Templeton VIP Trust Foreign
  Securities Fund - Class 2                                 13,268       (3,926)           7,727         17,069
Franklin Templeton VIP Trust Growth
  Securities Fund - Class 2                                  1,518       (1,423)            (134)           (39)
Franklin Templeton VIP Trust Mutual Shares
  Securities Fund - Class 2                                  1,096         (309)             911          1,698

Janus Aspen Mid Cap Growth                                   1,500       (1,720)            (528)          (748)
Janus Aspen Capital Appreciation                               852         (687)              14            179
Janus Aspen Worldwide Growth                                 1,624         (595)          (2,645)        (1,616)

J.P. Morgan Series II Trust Mid Cap
  Value Portfolio                                               56         (100)             (13)           (57)

MFS VIT Capital Opportunities Series - Servcie Class         1,577       (2,380)          (2,942)        (3,745)
MFS VIT Emerging Growth Series - Service Class               1,295       (1,835)            (327)          (867)
MFS VIT Mid Cap Growth Series - Service Class                2,756       (1,897)          (2,863)        (2,004)
MFS VIT New Discovery Series - Service Class                 1,497         (738)            (911)          (152)

Oppenheimer Aggressive Growth                                1,764       (1,890)            (214)          (340)
Oppenheimer Strategic Bond                                  15,740       (3,755)            (414)        11,571
Oppenheimer International Growth                             3,935       (3,714)           4,234          4,455

Putnam VT Growth and Income Fund - Class IB                  2,601       (1,558)           1,118          2,161
Putnam VT International Equity Fund - Class IB               1,627         (429)             842          2,040
Putnam VT New Opportunities Fund - Class IB                     10           (3)            (106)           (99)
Putnam VT Small Cap Value Fund - Class IB                      769         (253)           2,993          3,509
Putnam VT Voyager Fund - Class IB                               81          (20)              30             91
PINNACLE AND LEGACY VARIABLE UNIVERSAL LIFE
                                                                                 2005
-----------------------------------------------------------------------------------------------------------------
                                                                                     Transfers
                                                              Units       Units      between Sub    Net Increase
DIVISION                                                   Purchased    Redeemed      accounts       (Decrease)
-----------------------------------------------------------------------------------------------------------------
AIM VI Basic Value Fund - Series II                          1,688         (492)             171          1,367
AIM VI Capital Appreciation Fund - Series II                    30          (13)              57             74
AIM VI Core Equity Fund - Series II                              0            0                0              0

Fidelity VIP Equity-Income Portfolio - Service Class 2       6,769       (3,914)             (75)         2,780
Fidelity VIP Contrafund Portfolio - Service Class 2          5,427       (3,281)           3,852          5,998
Fidelity VIP Growth & Income Portfolio - Service Class 2     6,384       (1,982)          (2,728)         1,674
Fidelity VIP Growth Portfolio - Service Class 2              5,081       (4,430)            (891)          (240)
Fidelity VIP Asset Manager Portfolio - Service Class 2         517         (346)              76            247
Fidelity VIP Balanced Portfolio - Service Class 2            5,103       (2,729)           1,612          3,986
Fidelity VIP Mid Cap Portfolio - Service Class 2             5,674       (2,484)          (2,481)           709
Fidelity VIP Money Market Fund Portfolio - Initial Class     8,745       (6,734)          (6,122)        (4,111)

Franklin Templeton VIP Trust Growth & Income
  Securities Fund - Class 2                                  1,142         (389)           2,127          2,880
Franklin Templeton VIP Trust Income
  Securities Fund - Class 2                                    716         (323)           1,862          2,255
Franklin Templeton VIP Trust U.S. Government
  Fund - Class 2                                             2,660       (1,635)           1,831          2,856
Franklin Templeton VIP Trust Large Cap Growth
  Securities Fund - Class 2                                    984         (516)           3,192          3,660
Franklin Templeton VIP Trust Foreign
  Securities Fund - Class 2                                  3,169         (892)           5,631          7,908
Franklin Templeton VIP Trust Growth
  Securities Fund - Class 2                                  1,168         (633)           1,449          1,984
Franklin Templeton VIP Trust Mutual Shares
  Securities Fund - Class 2                                  1,187         (290)           1,169          2,066

Janus Aspen Mid Cap Growth                                   1,654       (1,174)            (264)           216
Janus Aspen Capital Appreciation                               961         (677)          (3,153)        (2,869)
Janus Aspen Worldwide Growth                                 2,336       (1,690)          (3,936)        (3,290)

J.P. Morgan Series II Trust Mid Cap
  Value Portfolio                                              302          (77)           1,553          1,778

MFS VIT Capital Opportunities Series - Servcie Class         2,232       (1,191)             200          1,241
MFS VIT Emerging Growth Series - Service Class               1,824       (1,131)            (403)           290
MFS VIT Mid Cap Growth Series - Service Class                3,503       (2,402)          (1,707)          (606)
MFS VIT New Discovery Series - Service Class                 1,898         (873)            (816)           209

Oppenheimer Aggressive Growth                                1,804       (1,302)          (1,749)        (1,247)
Oppenheimer Strategic Bond                                   3,548       (1,752)           7,081          8,877
Oppenheimer International Growth                             3,261       (2,859)             190            592

Putnam VT Growth and Income Fund - Class IB                    285          (93)           2,709          2,901
Putnam VT International Equity Fund - Class IB               1,661         (282)          (1,400)          (21)
Putnam VT New Opportunities Fund - Class IB                     42         (386)              63          (281)
Putnam VT Small Cap Value Fund - Class IB                      677         (328)            (481)         (132)
Putnam VT Voyager Fund - Class IB                               75          (18)              11            68

               Columbus Life Insurance Company Separate Account 1

PINNACLE AND LEGACY VARIABLE UNIVERSAL LIFE (CONTINUED)
                                                                                 2006
-------------------------------------------------------------------------------------------------------------------
                                                                                      Transfers
                                                             Units        Units      between Sub      Net Increase
DIVISION                                                   Purchased    Redeemed      accounts         (Decrease)
-------------------------------------------------------------------------------------------------------------------
DWS VIT Equity 500 Index - Class A                          45,650      (26,531)         (29,459)       (10,340)
DWS VIT Small Cap Index - Class A                            2,009         (983)             482          1,508

DWS Variable Series I Bond
  Portfolio - Class A                                          676         (232)           3,678          4,122

Touchstone Baron Small Cap Fund                              8,304       (2,306)           2,471          8,469
Touchstone Emerging Growth Fund                             16,442       (4,579)             182         12,045
Touchstone Third Avenue Value Fund                          13,345       (5,717)           2,848         10,476
Touchstone Eagle Capital Appreciation                        7,891       (9,126)         (13,199)       (14,434)
Touchstone Enhanced Dividend 30 Fund                         2,099       (1,510)            (213)           376
Touchstone Value Plus Fund                                   5,391       (6,697)          (8,277)        (9,583)
Touchstone Growth & Income Fund                              3,214       (2,342)           1,089          1,961
Touchstone Balanced Fund                                     4,105       (4,985)          10,027          9,147
Touchstone High Yield Fund                                   9,786       (3,721)          (8,588)        (2,523)
Touchstone Core Bond Fund                                    3,842       (4,208)           2,874          2,508
Touchstone Money Market Fund                                68,753      (19,291)         (49,010)           452



Van Kampen LIT Comstock
  Portfolio - Class II                                       2,418       (1,118)          (6,763)        (5,463)
Van Kampen LIT Strategic Growth
  Portfolio - Class II                                       8,151         (194)             504          8,461

Van Kampen UIF Emerging Markets
  Equity Portfolio - Class II                                  579         (224)             517            872
                                                                                 2005
-----------------------------------------------------------------------------------------------------------------
                                                                                     Transfers
                                                              Units       Units      between Sub    Net Increase
DIVISION                                                   Purchased    Redeemed      accounts       (Decrease)
-----------------------------------------------------------------------------------------------------------------
DWS VIT Equity 500 Index - Class A                          42,708      (22,648)          21,096         41,156
DWS VIT Small Cap Index - Class A                            1,506         (639)          (1,194)          (327)

DWS Variable Series I Bond
  Portfolio - Class A                                          768          (50)             158            876

Touchstone Baron Small Cap Fund                              2,528       (1,482)           1,120          2,166
Touchstone Emerging Growth Fund                             10,940       (4,517)           4,148         10,571
Touchstone Third Avenue Value Fund                           7,268       (5,125)           4,681          6,824
Touchstone Eagle Capital Appreciation                       10,949       (8,706)         (12,408)       (10,165)
Touchstone Enhanced Dividend 30 Fund                         2,857       (1,703)            (113)         1,041
Touchstone Value Plus Fund                                   7,435       (6,727)          (7,379)        (6,671)
Touchstone Growth & Income Fund                                864         (726)           2,630          2,768
Touchstone Balanced Fund                                     4,071       (1,897)           5,610          7,784
Touchstone High Yield Fund                                   5,291       (5,032)          (1,241)          (982)
Touchstone Core Bond Fund                                    4,755       (7,914)           8,532          5,373
Touchstone Money Market Fund                                87,802      (11,267)         (60,832)        15,703



Van Kampen LIT Comstock
  Portfolio - Class II                                       2,024         (852)          (2,007)          (835)
Van Kampen LIT Strategic Growth
  Portfolio - Class II                                         122          (43)            (921)          (842)

Van Kampen UIF Emerging Markets
  Equity Portfolio - Class II                                  698          (75)             256            879

               Columbus Life Insurance Company Separate Account 1

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, are presented for the periods ended December 31, 2006, 2005, 2004, 2003 and 2002.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                                        AT DECEMBER 31, 2006
                                                     ------------------------------------------------------
                                                       Beginning                 Ending
                                                       Unit Value       Units   Unit Value     Net Assets
DIVISION                                                Range           (000s)   Range          (000s)
-----------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
   V.I. Capital Appreciation Fund - Series I             $10.00          18       $9.91            177
   V.I. Government Securities Fund - Series I             12.91           1       13.25             17
   V.I. Basic Value Fund - Series II                      15.40           5       17.39             87
   V.I. Capital Appreciation Fund - Series II             14.29           1       15.16             17
   V.I. Core Equity Fund - Series II                      13.23           8       10.90             86
The Alger American Fund
   Small Capitalization Portfolio                          9.43           9       11.22            105
   Growth Portfolio                                        9.20          16        9.59            154
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2          11.47 to 12.75     58   13.64 to 15.29       872
   Contrafund Portfolio - Service Class 2             14.26 to 15.71     51   15.75 to 17.50       885
   Growth & Income Portfolio - Serivce Class 2        10.61 to 11.83     37   11.87 to 13.35       492
   Growth Portfolio - Serivce Class 2                  8.44 to 9.83      25    8.92 to 10.47       260
   Asset Manager Portfolio - Service Class 2          10.94 to 11.92      6   11.62 to 12.77        73
   Balanced Portfolio - Service Class 2               11.15 to 12.24     29   12.32 to 13.65       399
   Mid Cap Portfolio - Service Class 2                18.21 to 19.79     54   20.29 to 22.25     1,199
   Money Market Fund Portfolio - Initial Class            11.02          33       11.55            376
Franklin Templeton Variable Insurance Products Trust
   Growth and Income Securities - Class 2                 14.52           9       16.95            145
   Income Securities - Class 2                            14.19           7       16.78            121
   U.S. Government - Class 2                              10.70          18       11.13            199
   Large Cap Growth Securities Fund - Class 2             13.36          11       14.82            163
   Templeton Foreign Securities Fund - Class 2            17.66          32       21.44            681
   Templeton Growth Securities Fund - Class 2             16.95           6       20.64            126
   Mutual Shares Securities Fund - Class 2                15.19           7       17.98            134
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares              10.84           5       12.29             65
   Forty Growth Portfolio - Service Shares                12.18           9       13.29            126
   Worldwide Growth Portfolio - Service Shares             9.29          10       10.96            110
JP Morgan Series II Trust
   JP Morgan Mid Cap Value Portfolio                      16.40           2       19.17             38
                                                          FOR THE PERIOD ENDED DECEMBER 31, 2006
                                                     ------------------------------------------------
                                                      Investment    Expense Ratio     Total Return
DIVISION                                             Income Ratio       Range             Range
-----------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
   V.I. Capital Appreciation Fund - Series I            0.11%           0.90%            -0.90%
   V.I. Government Securities Fund - Series I           3.59%           0.90%             2.63%
   V.I. Basic Value Fund - Series II                    0.26%           0.00%            12.94%
   V.I. Capital Appreciation Fund - Series II           0.00%           0.00%             6.06%
   V.I. Core Equity Fund - Series II                    1.02%           0.00%           -17.61%
The Alger American Fund
   Small Capitalization Portfolio                       0.00%           0.90%            18.95%
   Growth Portfolio                                     0.13%           0.90%             4.21%
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2            4.17%      0.00% to 0.90%    18.86% to 19.93%
   Contrafund Portfolio - Service Class 2               1.04%      0.00% to 0.90%    10.44% to 11.43%
   Growth & Income Portfolio - Serivce Class 2          0.66%      0.00% to 0.90%    11.85% to 12.86%
   Growth Portfolio - Serivce Class 2                   0.16%      0.00% to 0.90%     5.62% to 6.57%
   Asset Manager Portfolio - Service Class 2            1.81%      0.00% to 0.90%     6.18% to 7.14%
   Balanced Portfolio - Service Class 2                 1.65%      0.00% to 0.90%    10.51% to 11.50%
   Mid Cap Portfolio - Service Class 2                  1.12%      0.00% to 0.90%    11.40% to 12.40%
   Money Market Fund Portfolio - Initial Class          4.68%           0.00%             4.87%
Franklin Templeton Variable Insurance Products Trust
   Growth and Income Securities - Class 2               2.43%           0.00%            16.76%
   Income Securities - Class 2                          3.03%           0.00%            18.24%
   U.S. Government - Class 2                            4.49%           0.00%             4.02%
   Large Cap Growth Securities Fund - Class 2           0.74%           0.00%            10.90%
   Templeton Foreign Securities Fund - Class 2          1.12%           0.00%            21.44%
   Templeton Growth Securities Fund - Class 2           1.17%           0.00%            21.81%
   Mutual Shares Securities Fund - Class 2              2.18%           0.00%            18.38%
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares            0.00%           0.00%            13.31%
   Forty Growth Portfolio - Service Shares              0.13%           0.00%             9.12%
   Worldwide Growth Portfolio - Service Shares          1.44%           0.00%            17.94%
JP Morgan Series II Trust
   JP Morgan Mid Cap Value Portfolio                    3.01%           0.00%            16.84%

               Columbus Life Insurance Company Separate Account 1

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)

                                                                       AT DECEMBER 31, 2006
                                                     ------------------------------------------------------
                                                       Beginning                   Ending
                                                       Unit Value       Units     Unit Value     Net Assets
DIVISION                                                Range           (000s)     Range           (000s)
-----------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                $8.57            13        $9.17              117
   Investors Trust Series - Initial Class                 9.68             8        10.84               82
   Capital Opportunities Series - Service Class      7.89 to 8.74         27     8.87 to 9.92          271
   Emerging Growth Series - Service Class                 9.46             8        10.18               84
   Mid Cap Growth Series - Service Class             7.16 to 8.97         27     7.25 to 9.18          246
   New Discovery Series - Service Class              9.45 to 10.86         9    10.58 to 12.27         110
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class             10.76            10        11.05              111
   Strategic Bond Fund/VA - Service Class                14.20            38        15.23              585
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class          13.10            29        16.93              496
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio              16.46             3        16.50               44
Putnam Variable Trust
   Growth and Income Fund - Class IB                     14.61             6        16.93               95
   International Equity Fund - Class IB              16.64 to 17.04       17    21.06 to 21.77         354
   New Opportunities Fund - Class IB                     15.21             0        16.51                0
   Small Cap Value Fund - Class IB                       19.52             8        22.90              173
   Voyager Fund - Class IB                               13.20             0        13.91                7
DWS Investments VIT Funds
   Equity 500 Index Fund - Class A                   9.03 to 11.39        39    10.34 to 13.15       5,084
   Small Cap Index Fund - Class A                    13.77 to 15.61       11    16.03 to 18.34         198
DWS Variable Series I
   Bond Portfolio - Class A                              11.12             5        11.65               63
Touchstone Variable Series Trust
   Baron Small Cap Fund                              17.49 to 18.19       29    20.51 to 21.52         617
   Emerging Growth Fund                              16.78 to 22.84       77    19.50 to 26.30       1,567
   Third Avenue Value Fund                           16.53 to 19.50       75    18.98 to 22.60       1,665
   Enhanced Dividend 30 Fund                         8.84 to 10.24        15    11.09 to 12.97         189
   Eagle Capital Appreciation Fund                   8.56 to 8.92        274     9.90 to 10.42       2,853
   Value Plus Fund                                   11.29 to 11.07      228    13.26 to 13.40       3,022
   Growth & Income Fund                              12.61 to 14.38       11    14.20 to 16.35         167
   Balanced Fund                                     13.84 to 15.17       29    15.35 to 16.67         455
   High Yield Fund                                   14.04 to 14.59      164    15.02 to 15.74       2,581
   Core Bond Fund                                    12.33 to 13.12      181    12.83 to 13.53       2,319
   Money Market Fund                                 10.50 to 10.51       53    10.92 to 11.04         587
Van Kampen Life Investment Trust
   Van Kampen Comstock Portfolio                         15.58             7        18.08              126
   Van Kampen Strategic Growth Portfolio                 13.68             9        14.04              133
Van Kampen The Universal Institutional Funds
   Van Kampen Emerging Markets Equity                    25.03             4        34.33              121
                                                         FOR THE PERIOD ENDED DECEMBER 31, 2006
                                                     ------------------------------------------------
                                                       Investment    Expense Ratio     Total Return
DIVISION                                              Income Ratio       Range             Range
-----------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class               0.00%            0.90%             6.93%
   Investors Trust Series - Initial Class               0.52%            0.90%            11.99%
   Capital Opportunities Series - Service Class         0.17%       0.00% to 0.90%   12.49% to 13.50%
   Emerging Growth Series - Service Class               0.00%            0.00%             7.61%
   Mid Cap Growth Series - Service Class                3.41%       0.00% to 0.90%    1.39% to 2.30%
   New Discovery Series - Service Class                 1.81%       0.00% to 0.90%   11.93% to 12.93%
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class            0.00%            0.00%             2.70%
   Strategic Bond Fund/VA - Service Class               3.48%            0.00%             7.23%
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class         0.34%            0.00%            29.25%
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio             5.40%            0.90%             0.25%
Putnam Variable Trust
   Growth and Income Fund - Class IB                    1.39%            0.00%            15.91%
   International Equity Fund - Class IB                 0.64%       0.00% to 0.90%   26.58% to 27.72%
   New Opportunities Fund - Class IB                    0.00%            0.00%             8.56%
   Small Cap Value Fund - Class IB                      0.37%            0.00%            17.29%
   Voyager Fund - Class IB                              0.09%            0.00%             5.44%
DWS Investments VIT Funds
   Equity 500 Index Fund - Class A                      1.96%       0.00% to 0.90%   14.49% to 15.52%
   Small Cap Index Fund - Class A                       1.16%       0.00% to 0.90%   16.45% to 17.49%
DWS Variable Series I
   Bond Portfolio - Class A                             0.92%            0.00%             4.72%
Touchstone Variable Series Trust
   Baron Small Cap Fund                                 0.00%       0.00% to 0.90%   17.21% to 18.26%
   Emerging Growth Fund                                 0.00%       0.00% to 0.90%   15.14% to 16.18%
   Third Avenue Value Fund                              1.15%       0.00% to 0.90%   14.84% to 15.87%
   Enhanced Dividend 30 Fund                            2.51%       0.00% to 0.90%   25.45% to 26.57%
   Eagle Capital Appreciation Fund                      0.83%       0.00% to 0.90%   15.75% to 16.79%
   Value Plus Fund                                      0.82%       0.00% to 0.90%   18.66% to 19.72%
   Growth & Income Fund                                 2.71%       0.00% to 0.90%   12.66% to 13.67%
   Balanced Fund                                        2.57%       0.00% to 0.90%    9.92% to 10.90%
   High Yield Fund                                      7.43%       0.00% to 0.90%    6.94% to 7.90%
   Core Bond Fund                                       4.38%       0.00% to 0.90%    3.13% to 4.05%
   Money Market Fund                                    5.33%       0.00% to 0.90%    3.98% to 4.91%
Van Kampen Life Investment Trust
   Van Kampen Comstock Portfolio                        3.23%            0.00%            16.04%
   Van Kampen Strategic Growth Portfolio                0.00%            0.00%             2.63%
Van Kampen The Universal Institutional Funds
   Van Kampen Emerging Markets Equity                   0.70%            0.00%            37.17%

               Columbus Life Insurance Company Separate Account 1

                                                                               At December 31, 2005
                                                             ---------------------------------------------------------
                                                                Beginning                     Ending
                                                                Unit Value       Units      Unit Value      Net Assets
                                                                  Range         (000s)        Range           (000s)
                                                             ---------------------------------------------------------
AIM Variable Insurance Funds, Inc.
  Government Securities Fund - Series I                          $12.81            2         $12.91              20
  Basic Value Fund - Series II                                    14.61           12          15.40             181
  Capital Appreciation Fund - Series II                           13.17            0          14.29               1
The Alger American Fund
  Small Capitalization Portfolio                                   8.14           10           9.43              92
  Growth Portfolio                                                 8.29           18           9.20             170
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                   10.96 to 12.07      44      11.47 to 12.75        558
  Contrafund Portfolio - Service Class 2                      12.33 to 13.47      40      14.26 to 15.71        617
  Growth & Income Portfolio - Serivce Class 2                 9.97 to 11.02       36      10.61 to 11.83        422
  Growth Portfolio - Serivce Class 2                           8.08 to 9.31       24       8.44 to 9.83         238
  Asset Manager Portfolio - Service Class 2                   10.63 to 11.48       3      10.94 to 11.92         40
  Balanced Portfolio - Service Class 2                        10.66 to 11.60      28      11.15 to 12.24        339
  Mid Cap Portfolio - Service Class 2                         15.57 to 16.77      43      18.21 to 19.79        853
  Money Market Fund Portfolio - Initial Class                     10.69           28          11.02             312
Franklin Templeton Variable Insurance Products Trust
  Growth and Income Securities - Class 2                          14.02            5          14.52              78
  Income Securities - Class 2                                     13.97            3          14.19              45
  U.S. Government - Class 2                                       10.45           14          10.70             149
  Large Cap Growth Securities Fund - Class 2                      13.22            7          13.36              96
  Templeton Foreign Securities Fund - Class 2                     16.03           15          17.66             259
  Templeton Growth Securities Fund - Class 2                      15.57            6          16.95             104
  Mutual Shares Securities Fund - Class 2                         13.74            6          15.19              87
Janus Aspen Series
  Mid Cap Growth Portfolio - Service Shares                        9.68            6          10.84              65
  Capital Appreciation Portfolio - Service Shares                 10.82            9          12.18             113
  Worldwide Growth Portfolio - Service Shares                      8.80           12           9.29             109
JP Morgan Series II Trust
  JP Morgan Mid Cap Value Portfolio                               15.02            2          16.40              33
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                           7.92           14           8.57             120
  Investors Trust Series - Initial Class                           9.10            8           9.68              80
  Capital Opportunities Series - Service Class                 7.84 to 8.62       34       7.89 to 8.74         296
  Emerging Growth Series - Service Class                           8.69            9           9.46              86
  Mid Cap Growth Series - Service Class                        7.02 to 8.73       31       7.16 to 8.97         269
  New Discovery Series - Service Class                        9.08 to 10.34        9      9.45 to 10.86         100
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                        9.61           10          10.76             112
  Strategic Bond Fund/VA - Service Class                          13.86           27          14.20             381
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                    11.39           25          13.10             325
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                        15.86            3          16.46              43
Putnam Variable Trust
  Growth and Income Fund - Class IB                               13.88            3          14.61              50
  International Equity Fund - Class IB                        14.96 to 15.19      16      16.64 to 17.04        269
  New Opportunities Fund - Class IB                               13.83            0          15.21               2
  Small Cap Value Fund - Class IB                                 18.24            4          19.52              79
  Voyager Fund - Class IB                                         12.48            0          13.20               5
DWS Investments VIT Funds
  Equity 500 Index Fund - Class A                             8.70 to 10.88      399      9.03 to 11.39       4,522
  Small Cap Index Fund - Class A                              13.32 to 14.98       9      13.77 to 15.61        145
DWS Variable Series I
  Bond Portfolio - Class A                                        10.84            1          11.12              14
Touchstone Variable Series Trust
  Baron Small Cap Fund                                       $16.39 to $16.90     20     $17.50 to $18.20       363
  Emerging Growth Fund                                        14.56 to 20.00      66      16.78 to 22.84      1,142
  Third Avenue Value Fund                                     14.20 to 16.61      63      16.53 to 19.50      1,205
  Enhanced Dividend 30 Fund                                    9.20 to 10.56      15      8.84 to 10.24         146
  Eagle Capital Appreciation Fund                              8.63 to 8.91      290       8.56 to 8.92       2,586
  Value Plus Fund                                             10.84 to 11.15     239      11.08 to 11.29      2,650
  Growth & Income Fund                                        12.49 to 14.12       9      12.61 to 14.38        117
  Balanced Fund                                               12.98 to 14.35      12      13.84 to 15.17        172
  High Yield Fund                                             13.72 to 14.13     166      14.04 to 14.59      2,428
  Core Bond Fund                                              12.13 to 13.02     178      12.33 to 13.12      2,198
  Money Market Fund                                           10.20 to 10.27      65      10.50 to 10.52        688
Van Kampen Life Investment Trust
  Van Kampen Comstock Portfolio                                   14.96           12          15.58             194
  Van Kampen Strategic Growth Portfolio                           12.71            1          13.68              14
Van Kampen The Universal Institutional Funds
  Van Kampen Emerging Markets Equity                              18.71            3          25.03              66

                                                                    For the period ended December 31, 2005
                                                             -----------------------------------------------------
                                                             Investment (1)   Expense Ratio (2)   Total Return (3)
                                                              Income Ratio          Range              Range
                                                             -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
  Government Securities Fund - Series I                          3.43%              0.90%              0.76%
  Basic Value Fund - Series II                                   1.21%              0.00%              5.43%
  Capital Appreciation Fund - Series II                          0.00%              0.00%              8.58%
The Alger American Fund
  Small Capitalization Portfolio                                 0.00%              0.90%             15.84%
  Growth Portfolio                                               0.22%              0.90%             11.04%
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                      1.39%         0.00% to 0.90%      4.63% to 5.57%
  Contrafund Portfolio - Service Class 2                         0.11%         0.00% to 0.90%     15.61% to 16.65%
  Growth & Income Portfolio - Serivce Class 2                    1.24%         0.00% to 0.90%      6.44% to 7.40%
  Growth Portfolio - Serivce Class 2                             0.29%         0.00% to 0.90%      4.56% to 5.50%
  Asset Manager Portfolio - Service Class 2                      2.21%         0.00% to 0.90%      2.86% to 3.78%
  Balanced Portfolio - Service Class 2                           2.47%         0.00% to 0.90%      4.59% to 5.53%
  Mid Cap Portfolio - Service Class 2                            0.00%         0.00% to 0.90%     16.97% to 18.02%
  Money Market Fund Portfolio - Initial Class                    2.71%              0.00%              3.03%
Franklin Templeton Variable Insurance Products Trust
  Growth and Income Securities - Class 2                         5.01%              0.00%              3.51%
  Income Securities - Class 2                                    2.12%              0.00%              1.60%
  U.S. Government - Class 2                                      5.19%              0.00%              2.40%
  Large Cap Growth Securities Fund - Class 2                     0.38%              0.00%              1.06%
  Templeton Foreign Securities Fund - Class 2                    0.95%              0.00%             10.17%
  Templeton Growth Securities Fund - Class 2                     1.28%              0.00%              8.86%
  Mutual Shares Securities Fund - Class 2                        0.99%              0.00%             10.55%
Janus Aspen Series
  Mid Cap Growth Portfolio - Service Shares                        --               0.00%             12.03%
  Capital Appreciation Portfolio - Service Shares                0.01%              0.00%             12.56%
  Worldwide Growth Portfolio - Service Shares                    1.09%              0.00%              5.57%
JP Morgan Series II Trust
  JP Morgan Mid Cap Value Portfolio                              0.40%              0.00%              9.21%
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                         0.00%              0.90%              8.22%
  Investors Trust Series - Initial Class                         0.53%              0.90%              6.36%
  Capital Opportunities Series - Service Class                   0.52%         0.00% to 0.90%      0.56% to 1.46%
  Emerging Growth Series - Service Class                         0.00%              0.00%              8.92%
  Mid Cap Growth Series - Service Class                          0.00%         0.00% to 0.90%      1.94% to 2.86%
  New Discovery Series - Service Class                           0.00%         0.00% to 0.90%      4.10% to 5.03%
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                      0.00%              0.00%             11.98%
  Strategic Bond Fund/VA - Service Class                         3.30%              0.00%              2.48%
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                   0.65%              0.00%             14.95%
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                       6.43%              0.90%              3.80%
Putnam Variable Trust
  Growth and Income Fund - Class IB                              1.10%              0.00%              5.23%
  International Equity Fund - Class IB                           1.41%         0.00% to 0.90%     11.20% to 12.20%
  New Opportunities Fund - Class IB                              0.20%              0.00%              10.00%
  Small Cap Value Fund - Class IB                                0.19%              0.00%              7.03%
  Voyager Fund - Class IB                                        0.97%              0.00%              5.69%
DWS Investments VIT Funds
  Equity 500 Index Fund - Class A                                1.50%         0.00% to 0.90%      3.74% to 4.68%
  Small Cap Index Fund - Class A                                 0.60%         0.00% to 0.90%      3.33% to 4.26%
DWS Variable Series I
  Bond Portfolio - Class A                                       2.50%              0.00%              2.60%
Touchstone Variable Series Trust
  Baron Small Cap Fund                                           0.00%         0.00% to 0.90%     6.73 % to 7.69%
  Emerging Growth Fund                                           0.00%         0.00% to 0.90%     14.27% to 15.29%
  Third Avenue Value Fund                                        0.01%         0.00% to 0.90%     16.36% to 17.41%
  Enhanced Dividend 30 Fund                                      0.00%         0.00% to 0.90%     -3.92% to -3.06%
  Eagle Capital Appreciation Fund                                0.09%         0.00% to 0.90%      -.80% to .09%
  Value Plus Fund                                                0.00%         0.00% to 0.90%      1.26% to 2.17%
  Growth & Income Fund                                           0.00%         0.00% to 0.90%      .95% to 1.86%
  Balanced Fund                                                  1.71%         0.00% to 0.90%      5.67% to 6.61%
  High Yield Fund                                                0.00%         0.00% to 0.90%      2.35% to 3.27%
  Core Bond Fund                                                 0.00%         0.00% to 0.90%      .78% to 1.68%
  Money Market Fund                                              3.28%         0.00% to 0.90%      2.22% to 3.14%
Van Kampen Life Investment Trust
  Van Kampen Comstock Portfolio                                  0.99%              0.00%              4.11%
  Van Kampen Strategic Growth Portfolio                          0.02%              0.00%              7.64%
Van Kampen The Universal Institutional Funds
  Van Kampen Emerging Markets Equity                             0.37%              0.00%             33.76%


               Columbus Life Insurance Company Separate Account 1


                                                                               At December 31, 2004
                                                             ---------------------------------------------------------
                                                                Beginning                     Ending
                                                                Unit Value      Units       Unit Value      Net Assets
                                                                  Range         (000s)        Range           (000s)
                                                             ---------------------------------------------------------
AIM Variable Insurance Funds, Inc.
   Government Securities Fund - Series I                         $12.60            1         $12.81          $   17
   Basic Value Fund - Series II                                   13.18           10          14.61             151
   Capital Appreciation Fund - Series II                          12.38            0          13.17               0
The Alger American Fund
   Small Capitalization Portfolio                                  7.05           10           8.14              78
   Growth Portfolio                                                7.93           20           8.29             163
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2                  9.95 to 10.85       41      10.96 to 12.07        492
   Contrafund Portfolio - Service Class 2                     10.80 to 11.69      32      12.33 to 13.47        429
   Growth & Income Portfolio - Serivce Class 2                9.53 to 10.44       34      9.97 to 11.02         371
   Growth Portfolio - Serivce Class 2                          7.90 to 9.03       26       8.08 to 9.31         241
   Asset Manager Portfolio - Service Class 2                  10.20 to 10.92       3      10.63 to 11.48         34
   Balanced Portfolio - Service Class 2                       10.23 to 11.03      25      10.66 to 11.60        292
   Mid Cap Portfolio - Service Class 2                        12.60 to 13.45      44      15.57 to 16.77        739
   Money Market Fund Portfolio - Initial Class                    10.56           32          10.69             347
Franklin Templeton Variable Insurance Products Trust
   Growth and Income Securities - Class 2                         12.68            3          14.02              35
   Income Securities - Class 2                                    12.27            1          13.97              13
   U.S. Government - Class 2                                      10.10           11          10.45             116
   Large Cap Growth Securities Fund - Class 2                     12.25            4          13.22              47
   Templeton Foreign Securities Fund - Class 2                    13.52            7          16.03             109
   Templeton Growth Securities Fund - Class 2                     13.42            4          15.57              64
   Mutual Shares Securities Fund - Class 2                        12.20            4          13.74              50
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares                       8.03            6           9.68              56
   Capital Appreciation Portfolio - Service Shares                 9.17           12          10.82             131
   Worldwide Growth Portfolio - Service Shares                     8.42           15           8.80             132
JP Morgan Series II Trust
   JP Morgan Mid Cap Value Portfolio                              12.41            0          15.02               4
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                          7.08           14           7.92             114
   Investors Trust Series - Initial Class                          8.25            8           9.10              76
   Capital Opportunities Series - Service Class                7.06 to 7.69       33       7.84 to 8.62         278
   Emerging Growth Series - Service Class                          7.71            9           8.69              76
   Mid Cap Growth Series - Service Class                       6.19 to 7.63       30       7.02 to 8.73         262
   New Discovery Series - Service Class                        8.62 to 9.74        9      9.08 to 10.34          92
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class                       8.04           12           9.61             112
   Strategic Bond Fund/VA - Service Class                         12.78           18          13.86             249
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class                    9.73           24          11.39             276
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                       14.88            2          15.86              37
Putnam Variable Trust
   Growth and Income Fund - Class IB                              12.49            1          13.88               8
   International Equity Fund - Class IB                       12.99 to 13.07      14      14.96 to 15.19        206
   New Opportunities Fund - Class IB                              12.53            0          13.83               5
   Small Cap Value Fund - Class IB                                14.45            4          18.24              76
   Voyager Fund - Class IB                                        11.89            0          12.48               4
DWS Investments VIT Funds
   EAFE Equity Index Fund - Class A                            8.32 to 9.32       17      9.81 to 11.10         188
   Equity 500 Index Fund - Class A                             7.94 to 9.84      356      8.70 to 10.88       3,859
   Small Cap Index Fund - Class A                             11.41 to 12.72      12      13.32 to 14.98        173
DWS Variable Series I
   Bond Portfolio - Class A                                       10.29            0          10.84               4
Touchstone Variable Series Trust
   Baron Small Cap Fund                                      $12.94 to $13.22      17    $16.39 to $16.90    $  291
   Emerging Growth Fund                                        12.99 to 17.99      53     14.56 to 20.00        812
   Third Avenue Value Fund                                     11.38 to 13.19      55     14.20 to 16.61        909
   Enhanced Dividend 30 Fund                                   8.83 to 10.04      301     9.20 to 10.56       2,685
   Eagle Capital Appreciation Fund                              7.57 to 7.76       14      8.63 to 8.91         135
   Value Plus Fund                                             9.81 to 10.18      246     10.84 to 11.15      2,670
   Growth & Income Fund                                        11.44 to 12.83       5     12.49 to 14.12         70
   Balanced Fund                                               11.84 to 13.21       3     12.98 to 14.35         45
   High Yield Fund                                             12.63 to 12.90     169     13.72 to 14.13      2,388
   Core Bond Fund                                              11.74 to 12.72     173     12.13 to 13.02      2,094
   Money Market Fund                                           10.06 to 10.23      37     10.20 to 10.27        376
Van Kampen Life Investment Trust
   Van Kampen Comstock Portfolio                                  12.74            13         14.96             199
   Van Kampen Strategic Growth Portfolio                          11.90             2         12.71              23
Van Kampen The Universal Institutional Funds
   Van Kampen Emerging Markets Equity                             15.32             2         18.71              33

                                                                    For the period ended December 31, 2004
                                                             -----------------------------------------------------
                                                             Investment (1)   Expense Ratio (2)   Total Return (3)
                                                              Income Ratio          Range               Range
                                                             -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
   Government Securities Fund - Series I                          3.02%             0.90%               1.65%
   Basic Value Fund - Series II                                   0.00%             0.00%              10.84%
   Capital Appreciation Fund - Series II                          0.00%             0.00%               6.33%
The Alger American Fund
   Small Capitalization Portfolio                                   --              0.90%              15.53%
   Growth Portfolio                                               0.00%             0.90%               4.56%
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2                      1.28%        0.00% to 0.90%     10.24% to 11.23%
   Contrafund Portfolio - Service Class 2                         0.19%        0.00% to 0.90%     14.13% to 15.16%
   Growth & Income Portfolio - Serivce Class 2                    0.63%        0.00% to 0.90%      4.58% to 5.52%
   Growth Portfolio - Serivce Class 2                             0.12%        0.00% to 0.90%      2.20% to 3.12%
   Asset Manager Portfolio - Service Class 2                      1.97%        0.00% to 0.90%      4.24% to 5.18%
   Balanced Portfolio - Service Class 2                           1.69%        0.00% to 0.90%      4.21% to 5.15%
   Mid Cap Portfolio - Service Class 2                            0.00%        0.00% to 0.90%     23.54% to 24.66%
   Money Market Fund Portfolio - Initial Class                    1.09%             0.00%               1.21%
Franklin Templeton Variable Insurance Products Trust
   Growth and Income Securities - Class 2                         3.49%             0.00%              10.61%
   Income Securities - Class 2                                    2.74%             0.00%              13.85%
   U.S. Government - Class 2                                      6.85%             0.00%               3.48%
   Large Cap Growth Securities Fund - Class 2                     0.58%             0.00%               7.93%
   Templeton Foreign Securities Fund - Class 2                    1.15%             0.00%              18.53%
   Templeton Growth Securities Fund - Class 2                     1.95%             0.00%              16.03%
   Mutual Shares Securities Fund - Class 2                        0.92%             0.00%              12.63%
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares                        --              0.00%              20.48%
   Capital Appreciation Portfolio - Service Shares                0.03%             0.00%              17.97%
   Worldwide Growth Portfolio - Service Shares                    0.94%             0.00%               4.53%
JP Morgan Series II Trust
   JP Morgan Mid Cap Value Portfolio                              0.29%             0.00%              21.06%
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                         0.00%             0.90%              11.95%
   Investors Trust Series - Initial Class                         0.60%             0.90%              10.36%
   Capital Opportunities Series - Service Class                   0.18%        0.00% to 0.90%     11.09% to 12.09%
   Emerging Growth Series - Service Class                         0.00%             0.00%              12.72%
   Mid Cap Growth Series - Service Class                          0.00%        0.00% to 0.90%     13.36% to 14.38%
   New Discovery Series - Service Class                           0.00%        0.00% to 0.90%      5.26% to 6.21%
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class                      0.00%             0.00%              19.43%
   Strategic Bond Fund/VA - Service Class                         6.11%             0.00%               8.43%
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class                   1.27%             0.00%              17.15%
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                       4.48%             0.90%               6.59%
Putnam Variable Trust
   Growth and Income Fund - Class IB                              1.50%             0.00%              11.11%
   International Equity Fund - Class IB                           0.98%        0.00% to 0.90%     15.16% to 16.19%
   New Opportunities Fund - Class IB                              0.00%             0.00%              10.31%
   Small Cap Value Fund - Class IB                                0.31%             0.00%              26.21%
   Voyager Fund - Class IB                                        0.19%             0.00%               5.03%
DWS Investments VIT Funds
   EAFE Equity Index Fund - Class A                               2.38%        0.00% to 0.90%     18.00% to 19.07%
   Equity 500 Index Fund - Class A                                1.08%        0.00% to 0.90%      9.61% to 10.59%
   Small Cap Index Fund - Class A                                 0.32%        0.00% to 0.90%     16.71% to 17.76%
DWS Variable Series I
   Bond Portfolio - Class A                                       3.20%             0.00%               5.38%
Touchstone Variable Series Trust
   Baron Small Cap Fund                                           0.00%         0.00% to 0.90%     26.68 % to 27.82%
   Emerging Growth Fund                                           2.04%         0.00% to 0.90%     11.06% to 12.06%
   Third Avenue Value Fund                                        0.27%         0.00% to 0.90%     24.81% to 25.93%
   Enhanced Dividend 30 Fund                                      2.30%         0.00% to 0.90%      4.26% to 5.29%
   Eagle Capital Appreciation Fund                                0.96%         0.00% to 0.90%     13.89% to 14.92%
   Value Plus Fund                                                0.79%         0.00% to 0.90%     9.55% to 10.54%
   Growth & Income Fund                                           2.13%         0.00% to 0.90%     9.12% to 10.10%
   Balanced Fund                                                  1.18%         0.00% to 0.90%      8.65% to 9.63%
   High Yield Fund                                                7.08%         0.00% to 0.90%      8.58% to 9.55%
   Core Bond Fund                                                 4.31%         0.00% to 0.90%      2.39% to 3.31%
   Money Market Fund                                              1.43%         0.00% to 0.90%      .43% to 1.34%
Van Kampen Life Investment Trust
   Van Kampen Comstock Portfolio                                  0.33%              0.00%              17.43%
   Van Kampen Strategic Growth Portfolio                          0.00%              0.00%               6.78%
Van Kampen The Universal Institutional Funds
   Van Kampen Emerging Markets Equity                             0.00%              0.00%              22.12%


               Columbus Life Insurance Company Separate Account 1


                                                                               At December 31, 2003
                                                             ---------------------------------------------------------
                                                                Beginning                     Ending
                                                                Unit Value       Units      Unit Value      Net Assets
                                                                  Range         (000s)        Range           (000s)
                                                             ---------------------------------------------------------
AIM Variable Insurance Funds, Inc.
  Government Securities Fund                                     $12.58            2         $ 12.6          $  25
  Basic Value Fund                                                10.00            0          13.18             3
  Capital Appreciation Fund                                       10.00            0          12.38             0
The Alger American Fund
  Small Capitalization Portfolio                                   5.00            9           7.05             65
  Growth Portfolio                                                 5.91           18           7.93            140
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                    7.72 to 8.35       32      9.95 to 10.85        339
  Contrafund Portfolio - Service Class 2                       8.51 to 9.12       28      10.8 to 11.69        326
  Growth & Income Portfolio - Serivce Class 2                  7.79 to 8.46       21      9.53 to 10.44        213
  Growth Portfolio - Serivce Class 2                           6.02 to 6.82       21       7.90 to 9.03        191
  Asset Manager Portfolio - Service Class 2                    8.75 to 9.28        2      10.20 to 10.92        17
  Balanced Portfolio - Service Class 2                         8.79 to 9.40       22      10.23 to 11.03       245
  Mid Cap Portfolio - Service Class 2                          9.20 to 9.73       34      12.60 to 13.45       458
  Money Market Fund Portfolio - Initial Class                     10.46           39          10.56            413
Franklin Templeton Variable Insurance Products Trust
  Growth and Income Securities - Class 2                          10.00            1          12.68             6
  Income Securities - Class 2                                     10.00            0          12.27             1
  U.S. Government - Class 2                                       10.00            2          10.10             19
  Large Cap Growth Securities Fund - Class 2                      10.00            1          12.25             17
  Templeton Foreign Securities Fund - Class 2                     10.00            1          13.52             19
  Templeton Growth Securities Fund - Class 2                      10.00            1          13.42             11
  Mutual Shares Securities Fund - Class 2                         10.00            1          12.20             12
Janus Aspen Series
  Mid Cap Growth Portfolio - Service Shares                        5.96            5           8.03             36
  Capital Appreciation Portfolio - Service Shares                  7.63           12           9.17            113
  Worldwide Growth Portfolio - Service Shares                      6.81           13           8.42            110
JP Morgan Series II Trust
  JP Morgan Mid Cap Value Portfolio                               10.00            0          12.41             2
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                           5.48           15           7.08            106
  Investors Trust Series - Initial Class                           6.81           10           8.25             79
  Capital Opportunities Series - Service Class                 6.05 to 6.81       28       7.06 to 7.69        217
  Emerging Growth Series - Service Class                           5.93            6           7.71             50
  Mid Cap Growth Series - Service Class                        4.57 to 5.58       26       6.19 to 7.63        198
  New Discovery Series - Service Class                         6.52 to 7.30        6       8.62 to 9.74         53
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                        6.41            9           8.04             76
  Strategic Bond Fund/VA - Service Class                          10.91            7          12.78             91
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                     6.68           22           9.73            212
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                        14.45            2          14.88             28
Putnam Variable Trust
  Growth and Income Fund - Class IB                               10.00            1          12.49             7
  International Equity Fund - Class IB                            10.00            6      12.99 to 13.07        76
  New Opportunities Fund - Class IB                               10.00            0          12.53             5
  Small Cap Value Fund - Class IB                                 10.00            2          14.45             25
  Voyager Fund - Class IB                                         10.00            0          11.89             2
DWS Investments VIT Funds
  EAFE Equity Index Fund - Class A                             6.29 to6.99        13       8.32 to 9.32        119
  Equity 500 Index Fund - Class A                              6.25 to 7.67      289       7.94 to 9.84       2,827
  Small Cap Index Fund - Class A                               7.87 to 8.69        6      11.41 to 12.72        81
DWS Variable Series I
  Bond Portfolio - Class A                                        10.00            0          10.29             1
Touchstone Variable Series Trust
  Baron Small Cap Fund                                          $ 10.00          13     $12.94 to $13.22     $ 172
  Emerging Growth Fund                                        8.82 to 12.33       42      12.99 to 17.99       585
  Third Avenue Value Fund                                      8.03 to 9.22       43      11.38 to 13.19       556
  Enhanced Dividend 30 Fund                                    5.80 to 5.89      309       7.57 to 7.76       2,395
  Eagle Capital Appreciation Fund                              6.75 to 7.62       11      8.83 to 10.05        106
  Value Plus Fund                                              7.56 to 7.92      247      9.81 to 10.18       2,428
  Growth & Income Fund                                        8.69 to 10.00        4      11.44 to 12.83        45
  Balanced Fund                                               10.00 to 10.96       1      11.84 to 13.21        18
  High Yield Fund                                             10.28 to 10.40     189      12.63 to 12.90      2,432
  Core Bond Fund                                              11.34 to 12.40     149      11.74 to 12.72      1,754
  Money Market Fund                                           10.00 to 10.22      78      10.06 to 10.23       791
  International Equity Fund                                        5.43           --            --              --
  Growth/Value Fund                                            5.43 to 5.51       --            --              --
  Standby Income Fund                                         10.60 to 11.33      --            --              --
Van Kampen Life Investment Trust
  Van Kampen Comstock Portfolio                                   10.00           --          12.74             6
  Van Kampen Strategic Growth Portfolio                           10.00           --          11.90             --
Van Kampen The Universal Institutional Funds
  Van Kampen Emerging Markets Equity                              10.00           --          15.32             1

The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio          6.38           --            --              --
  Third Avenue Value Portfolio                                     8.94           --            --              --
  Gabelli Large Cap Value Portfolio                                5.86           --            --              --
  Baron Small Cap Portfolio                                        9.85           --            --              --

                                                                    For the period ended December 31, 2003
                                                             ------------------------------------------------------
                                                             Investment (1)   Expense Ratio (2)   Total Return (3)
                                                              Income Ratio          Range               Range
                                                             ------------------------------------------------------
AIM Variable Insurance Funds, Inc.
  Government Securities Fund                                     2.43%              0.90%               0.17%
  Basic Value Fund                                               0.00%              0.00%              31.80%
  Capital Appreciation Fund                                      0.00%              0.00%              23.82%
The Alger American Fund
  Small Capitalization Portfolio                                 0.00%              0.90%              41.07%
  Growth Portfolio                                               0.00%              0.90%              33.96%
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                      1.15%         0.00% to 0.90%     28.87% to 30.03%
  Contrafund Portfolio - Service Class 2                         0.23%         0.00% to 0.90%     27.05% to 28.20%
  Growth & Income Portfolio - Serivce Class 2                    0.89%         0.00% to 0.90%     22.344% to 23.44%
  Growth Portfolio - Serivce Class 2                             0.09%         0.00% to 0.90%     31.36% to 32.54%
  Asset Manager Portfolio - Service Class 2                      2.43%         0.00% to 0.90%     16.61% to 17.66%
  Balanced Portfolio - Service Class 2                           2.13%         0.00% to 0.90%     16.36% to 17.41%
  Mid Cap Portfolio - Service Class 2                            0.21%         0.00% to 0.90%     37.02% to 38.25%
  Money Market Fund Portfolio - Initial Class                    0.93%              0.00%               1.00%
Franklin Templeton Variable Insurance Products Trust
  Growth and Income Securities - Class 2                         0.09%              0.00%              26.77%
  Income Securities - Class 2                                    1.20%              0.00%              22.66%
  U.S. Government - Class 2                                      0.05%              0.00%               1.02%
  Large Cap Growth Securities Fund - Class 2                     0.01%              0.00%              22.49%
  Templeton Foreign Securities Fund - Class 2                    0.02%              0.00%              35.23%
  Templeton Growth Securities Fund - Class 2                     0.14%              0.00%              34.16%
  Mutual Shares Securities Fund - Class 2                        0.02%              0.00%              22.00%
Janus Aspen Series
  Mid Cap Growth Portfolio - Service Shares                      0.00%              0.00%              34.76%
  Capital Appreciation Portfolio - Service Shares                0.22%              0.00%              20.23%
  Worldwide Growth Portfolio - Service Shares                    0.83%              0.00%              23.68%
JP Morgan Series II Trust
  JP Morgan Mid Cap Value Portfolio                              0.00%              0.00%              24.08%
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                         0.00%              0.90%              29.07%
  Investors Trust Series - Initial Class                         0.66%              0.90%              21.06%
  Capital Opportunities Series - Service Class                   0.00%          0.0% to 0.90%     25.98% to 27.11%
  Emerging Growth Series - Service Class                         0.00%              0.00%              29.93%
  Mid Cap Growth Series - Service Class                          0.00%          0.0% to 0.90%     35.39% to 36.61%
  New Discovery Series - Service Class                           0.00%          0.0% to 0.90%     32.34% to 33.43%
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                      0.00%              0.00%              25.44%
  Strategic Bond Fund/VA - Service Class                         5.37%              0.00%              17.16%
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                   0.97%              0.00%              45.53%
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                       4.01%              0.90%               2.97%
Putnam Variable Trust
  Growth and Income Fund - Class IB                              0.00%              0.00%              24.92%
  International Equity Fund - Class IB                           0.00%          0.0% to 0.90%     29.93% to 30.72%
  New Opportunities Fund - Class IB                              0.00%              0.00%              25.35%
  Small Cap Value Fund - Class IB                                0.00%              0.00%              44.50%
  Voyager Fund - Class IB                                        0.00%              0.00%              18.86%
DWS Investments VIT Funds
  EAFE Equity Index Fund - Class A                               1.58%          0.0% to 0.90%     32.17% to 33.35%
  Equity 500 Index Fund - Class A                                1.06%          0.0% to 0.90%     27.01% to 28.16%
  Small Cap Index Fund - Class A                                 0.51%          0.0% to 0.90%     45.12% to 46.42%
DWS Variable Series I
  Bond Portfolio - Class A                                       0.00%              0.00%               2.85%
Touchstone Variable Series Trust
  Baron Small Cap Fund                                           0.00%          0.0% to 0.90%     29.39 % to 32.20%
  Emerging Growth Fund                                           0.00%          0.0% to 0.90%     45.95% to 47.26%
  Third Avenue Value Fund                                        0.14%          0.0% to 0.90%     41.66% to 42.93%
  Eagle Capital Appreciation Fund                                0.16%          0.0% to 0.90%     30.53% to 31.70%
  Enhanced Dividend 30 Fund                                      1.32%          0.0% to 0.90%     30.68% to 31.85%
  Value Plus Fund                                                1.21%          0.0% to 0.90%     28.56% to 29.72%
  Growth & Income Fund                                           4.73%          0.0% to 0.90%     28.22% to 31.65%
  Balanced Fund                                                  0.68%          0.0% to 0.90%     18.42% to 20.49%
  High Yield Fund                                                11.92%         0.0% to 0.90%     22.88% to 23.99%
  Core Bond Fund                                                 4.96%          0.0% to 0.90%      2.57% to 3.49%
  Money Market Fund                                              1.03%          0.0% to 0.90%       .11% to .65%
  International Equity Fund                                      2.72%              0.90%               0.00%
  Growth/Value Fund                                              0.00%          0.0% to 0.90%           0.00%
  Standby Income Fund                                            0.48%          0.0% to 0.90%           0.00%
Van Kampen Life Investment Trust
  Van Kampen Comstock Portfolio                                  0.00%              0.00%              27.44%
  Van Kampen Strategic Growth Portfolio                          0.00%              0.00%              19.04%
Van Kampen The Universal Institutional Funds
  Van Kampen Emerging Markets Equity                             0.00%              0.00%              53.22%

The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio        0.00%              0.00%               0.00%
  Third Avenue Value Portfolio                                   0.71%              0.00%               0.00%
  Gabelli Large Cap Value Portfolio                              0.90%              0.00%               0.00%
  Baron Small Cap Portfolio                                      0.00%              0.00%               0.00%


               Columbus Life Insurance Company Separate Account 1

                                                                                At December 31, 2002
                                                             -----------------------------------------------------------
                                                                 Beginning                     Ending
                                                                Unit Value       Units       Unit Value       Net Assets
                                                                  Range         (000s)          Range           (000s)
                                                             -----------------------------------------------------------
AIM Variable Insurance Funds, Inc.
  Government Securities Fund                                      $11.58            2           12.58           $  24
The Alger Ameri can Fund
  Small Capitalization Portfolio                                    6.83            9            5.00              47
  Growth Portfolio                                                  8.91           18            5.92             109
DWS Investments VIT Funds
  EAFE Equity Index                                            8.10 to 8.92         3       6.29 to 6.99           18
  Equity 500 Index Fund - Class A                              8.12 to 9.88       235       6.25 to 7.67        1,794
  Small Cap Index - Class A                                    9.99 to 10.94        2       7.87 to 8.69           19
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                    9.40 to 10.08       18       7.72 to 8.35          152
  Contrafund Portfolio - Service Class 2                       9.49 to 10.09       17       8.51 to 9.12          158
  Growth & Income Portfolio - Serivce Class 2                  9.46 to 10.17       17       7.79 to 8.46          141
  Growth Portfolio - Serivce Class 2                           8.71 to 9.78        14       6.02 to 6.82           93
  Asset Manager Portfolio - Service Class 2                    9.70 to 10.20        1       8.75 to 9.28            7
  Balanced Portfolio - Service Class 2                         9.74 to 10.32       15       8.79 to 9.40          143
  Mid Cap Portfolio - Service Class 2                         10.32 to 10.82       25       9.20 to 9.73          243
  Money Market Fund Portfolio - Initial Class                      10.29           23           10.46             241
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares                      8.29            3           5.96               15
  Capital Appreciation Portfolio - Service Shares                   9.07            6           7.63               43
  Worldwide Growth Portfolio - Service Shares                       9.17            8           6.81               57
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio           9.18            0           6.38                3
  Third Avenue Value Portfolio                                     10.83           27           8.94              240
  Gabelli Large Cap Value Portfolio                                 8.44           23           5.86              135
  Baron Small Cap Portfolio                                        11.46            7           9.85               73
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                            8.35           14           5.48               79
  Investors Trust Series - Initial Class                            8.70            9           6.81               62
  Capital Opportunities Series - Service Class                 8.06 to 8.62        23       5.61 to 6.05          140
  Emerging Growth Series - Service Class                            8.97            4           5.93               18
  Mid Cap Growth Series - Service Class                        8.16 to 9.87        17       4.57 to 5.58           94
  New Discovery Series - Service Class                         9.65 to 10.70        2       6.52 to 7.30           22
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                         8.91            4           6.41               24
  Strategic Bond Fund/VA - Service Class                           10.19            5          10.91               50
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                      8.85           17           6.68              116
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                         12.40            1           14.45              21
Touchstone Variable Series Trust
  International Equity Fund                                         7.17           10           5.43               56
  Emerging Growth Fund                                        11.36 to 16.02       29       8.82 to 12.33         277
  Small Cap Value Fund                                        10.47 to 11.91        6       8.03 to 9.23           54
  Growth/Value Fund                                            8.60 to 8.65        30       5.43 to 5.51          165
  Large Cap Growth Fund                                        8.94 to 8.99       121       5.80 to 5.89          712
  Enhanced 30 Fund                                             8.81 to 9.85         7       6.75 to 7.62           51
  Value Plus Fund                                             10.31 to 10.89      115       7.56 to 7.92          869
  Growth & Income Fund                                             10.31            2            8.69              20
  Balanced Fund                                                    12.17            1           10.96              13
  High Yield Fund                                             10.09 to 10.12       86      10.28 to 10.40         892
  Bond Fund                                                   10.51 to 11.59       79      11.34 to 12.40         900
  Standby Income Fund                                         10.28 to 11.09      416      10.60 to 11.33       4,410
  Money Market Fund                                                10.15           --           10.22              --

                                                                    For the period ended December 31, 2002
                                                             -----------------------------------------------------

                                                              Investment      Expense Ratio        Total Return
                                                             Income Ratio         Range                Range
                                                             -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
  Government Securities Fund                                     2.14%            0.90%               8.62%
The Alger Ameri can Fund
  Small Capitalization Portfolio                                 0.00%            0.90%              -26.88%
  Growth Portfolio                                               0.04%            0.90%              -33.59%
DWS Investment VIT Funds
  EAFE Equity Index                                              0.92%       0.00% to 0.90%     -22.30% to -21.60%
  Equity 500 Index Fund - Class A                                1.52%       0.00% to 0.90%     -23.01% to -22.31%
  Small Cap Index - Class A                                      0.52%       0.00% to 0.90%     -21.29% to -20.58%
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                      1.05%       0.00% to 0.90%     -17.89% to -17.15%
  Contrafund Portfolio - Service Class 2                         0.64%       0.00% to 0.90%     -10.41% to -9.60%
  Growth & Income Portfolio - Serivce Class 2                    1.45%       0.00% to 0.90%     -17.59% to -16.84%
  Growth Portfolio - Serivce Class 2                             0.10%       0.00% to 0.90%     -30.92% to -30.30%
  Asset Manager Portfolio - Service Class 2                      1.41%       0.00% to 0.90%      -9.84% to -9.03%
  Balanced Portfolio - Service Class 2                           2.22%       0.00% to 0.90%      -9.75% to -8.93%
  Mid Cap Portfolio - Service Class 2                            0.56%       0.00% to 0.90%     -10.83% to -10.02%
  Money Market Fund Portfolio - Initial Class                    1.33%            0.00%               1.69%
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares                   0.00%            0.00%              -28.12%
  Capital Appreciation Portfolio - Service Shares                0.41%            0.00%              -15.93%
  Worldwide Growth Portfolio - Service Shares                    0.72%            0.00%              -25.71%
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio        0.00%            0.00%              -30.47%
  Third Avenue Value Portfolio                                   2.34%            0.00%              -17.48%
  Gabelli Large Cap Value Portfolio                              0.06%            0.00%              -30.56%
  Baron Small Cap Portfolio                                      0.00%            0.00%              -14.09%
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                         0.00%            0.90%              -34.35%
  Investors Trust Series - Initial Class                         0.52%            0.90%              -21.67%
  Capital Opportunities Series - Service Class                   0.00%       0.00% to 0.90%     -30.46% to -29.83%
  Emerging Growth Series - Service Class                         0.00%            0.00%              -33.85%
  Mid Cap Growth Series - Service Class                          0.00%       0.00% to 0.90%     -43.94% to -43.43%
  New Discovery Series - Service Class                           0.00%       0.00% to 0.90%     -32.41% to -31.80%
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                      0.50%            0.00%              -28.05%
  Strategic Bond Fund/VA - Service Class                         0.53%            0.00%               7.03%
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                   0.62%            0.00%              -24.51%
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                       6.24%            0.90%              -16.54%
Touchstone Variable Series Trust
  International Equity Fund                                      0.75%            0.90%              -24.26%
  Emerging Growth Fund                                           2.83%       0.00% to 0.90%     -23.01% to -22.31%
  Small Cap Value Fund                                           0.00%       0.00% to 0.90%     -23.24% to -22.55%
  Growth/Value Fund                                              0.00%       0.00% to 0.90%     -36.87% to -36.30%
  Large Cap Growth Fund                                          0.00%       0.00% to 0.90%     -35.07% to -34.48%
  Enhanced 30 Fund                                               1.09%       0.00% to 0.90%     -23.36% to -22.67%
  Value Plus Fund                                                2.21%       0.00% to 0.90%     -27.31% to -26.65%
  Growth & Income Fund                                           4.67%            0.90%              -15.66%
  Balanced Fund                                                  2.10%            0.90%               -9.90%
  High Yield Fund                                               14.12%       0.00% to 0.90%       1.90% to 2.82%
  Bond Fund                                                     17.29%       0.00% to 0.90%       6.97% to 7.93%
  Standby Income Fund                                            0.89%       0.00% to 0.90%       2.16% to 3.08%
  Money Market Fund                                             31.39%            0.90%               0.68%


STATUTORY - BASIS FINANCIAL STATEMENTS

Columbus Life Insurance Company
Years Ended December 31, 2006 and 2005

                         Columbus Life Insurance Company
                      Statutory-Basis Financial Statements
                     Years Ended December 31, 2006 and 2005


                                    Contents


Report of Independent Registered Public Accounting Firm...............1

Financial Statements

Balance Sheets (Statutory-Basis)......................................2
Statements of Operations (Statutory-Basis)............................3
Statements of Changes in Capital and Surplus (Statutory-Basis)........4
Statements of Cash Flow (Statutory-Basis).............................5
Notes to Financial Statements (Statutory-Basis).......................6

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Columbus Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Columbus Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Columbus Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Columbus Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note 1 to the financial statements, in connection with implementing new accounting standards, the Company changed its methods of accounting for investments in federal and certain state sponsored Low Income Housing Tax Credit properties in 2006 and for certain non-insurance subsidiaries, controlled, and affiliated entities in 2005.

Cincinnati, Ohio                                     /s/ Ernst & Young LLP
April 9, 2007


                        Columbus Life Insurance Company
                        Balance Sheets (Statutory-Basis)


                                                                     December 31
                                                            2006                      2005
                                                        ---------------------------------------
                                                                    (in thousands)
ADMITTED ASSETS
Cash and invested assets:
 Debt securities                                          $2,019,220                $1,907,490
 Preferred and common stocks                                  97,765                    79,587
 Investment in common stock of subsidiary                      4,949                     9,449
 Mortgage loans                                               89,590                    99,969
 Policy loans                                                 72,770                    70,577
 Cash, cash equivalents and short-term investments            54,898                    20,628
 Receivable from securities                                      851                     1,251
 Other invested assets                                       103,489                    94,603
                                                        ---------------------------------------
 Total cash and invested assets                            2,443,532                 2,283,554

Investment income due and accrued                             25,003                    23,476
Premiums deferred and uncollected                              5,426                     5,378
Current federal income taxes recoverable                           -                     1,258
Net deferred tax asset                                        21,372                    26,284
Other admitted assets                                         15,574                   144,484
Separate account assets                                       39,423                    29,810
                                                        ---------------------------------------
Total admitted assets                                     $2,550,330                $2,514,244
                                                        =======================================
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Policy and contract liabilities:
  Life and annuity reserves                               $1,989,021                $1,944,132
  Accident and health reserves                                 6,362                     6,924
  Liability for deposit-type contracts                        45,619                    46,242
  Policy and contract claims                                   7,110                     7,562
  Dividends payable to policyholders                          10,516                    11,518
  Premiums received in advance                                   124                       148
                                                        ---------------------------------------
 Total policy and contract liabilities                     2,058,752                 2,016,526

 General expense due and accrued                                 463                       173
 Current federal income taxes payable                          1,543                         -
 Transfer to separate accounts due and accrued (net)          (2,212)                   (3,892)
 Asset valuation reserve                                      23,274                    23,055
 Interest maintenance reserve                                  4,096                     9,242
 Other liabilities                                           126,389                   173,095
 Borrowed money and interest                                  45,363                    36,468
 Separate account liabilities                                 39,423                    29,810
                                                        ---------------------------------------
Total liabilities                                          2,297,091                 2,284,477

Capital and surplus:
  Common stock, $1 par value, authorized 10,000
   shares, issued and outstanding 10,000 shares              10,000                     10,000
  Paid-in surplus                                            41,600                     41,600
  Accumulated surplus                                       201,639                    178,167
                                                        ---------------------------------------
Total capital and surplus                                   253,239                    229,767
                                                        ---------------------------------------
Total liabilities and capital and surplus                $2,550,330                 $2,514,244
                                                        =======================================

See accompanying notes.


                         Columbus Life Insurance Company
                   Statements of Operations (Statutory-Basis)


                                                                                       Year ended December 31
                                                                                     2006                 2005
                                                                                   -----------------------------
                                                                                           (in thousands)
Premiums and other revenues:
 Premiums and annuity considerations                                                 $194,662             $207,926
 Net investment income                                                                140,043              135,365
 Considerations for supplementary contracts with life contingencies                       221                1,026
 Amortization of the interest maintenance reserve                                       1,536                2,099
 Fees from management of separate account mutual funds                                  1,633                1,504
 Other revenues                                                                           347                  232
                                                                                    -------------------------------
Total premiums and other revenues                                                     338,442              348,152

Benefits paid or provided:
 Death benefits                                                                        63,469               66,634
 Annuity benefits                                                                      10,976                8,356
 Disability and accident and health benefits                                            1,746                2,241
 Surrender benefits                                                                   120,512               95,565
 Payments on supplementary contracts                                                    1,231                1,390
 Other benefits                                                                         2,722                3,328
 Increase (decrease) in policy reserves and other policyholders' funds                 44,349               72,569
                                                                                    -------------------------------
Total benefits paid or provided                                                       245,005              250,083

Insurance expenses and other deductions:
 Commissions                                                                           27,591               55,842
 General expenses                                                                      23,704               31,471
 Net transfers to (from) separate accounts                                              7,529                1,302
 Other deductions                                                                       8,320                  603
                                                                                    -------------------------------
Total insurance expenses and other deductions                                          67,144               89,218
                                                                                    -------------------------------

Gain (loss) from operations before dividends to policyholders, federal
 income tax expense, and net realized capital gains (losses)                           26,293                8,851

Dividends to policyholders                                                             10,613               11,132
                                                                                    -------------------------------
 Gain (loss) from operations before federal income tax expense,
  and net realized capital gains (losses)                                              15,680               (2,281)
Federal income tax expense (benefit), excluding tax
 on capital gains                                                                        (278)              (3,176)
Gain (loss) from operations before net realized capital
 gains (losses)                                                                        15,958                  895
Net realized capital gains or (losses) (excluding gains (losses) transferred to
 IMR and capital gains tax)                                                             7,926                1,670
                                                                                    -------------------------------
Net income (loss)                                                                     $23,884               $2,565
                                                                                    ===============================


See accompanying notes.


                         Columbus Life Insurance Company
         Statements of Changes in Capital and Surplus (Statutory-Basis)
                     Years Ended December 31, 2006 and 2005


                                                                                                              Total
                                                     Common                            Accumulated         Capital and
                                                     Stock       Paid-In Surplus         Surplus             Surplus
                                                 --------------------------------------------------------------------
                                                                             (in thousands)

Balance, January 1, 2005                            $10,000            $41,600            $210,060          $261,660

Net income                                                -                  -               2,565             2,565
Change in net deferred income tax asset                                      -               1,068             1,068
Net change in unrealized gains on investments
  (net of deferred taxes of $75)                          -                  -               1,604             1,604
Net change in nonadmitted
  assets and related items                                -                  -             (10,801)          (10,801)
Change in asset valuation reserve                         -                  -              (3,720)           (3,720)
Cumulative effect of change
  in accounting principle                                 -                  -               2,391             2,391
Dividends to stockholder                                  -                  -             (25,000)          (25,000)
                                                 --------------------------------------------------------------------
Balance, December 31, 2005                           10,000             41,600             178,167           229,767

Net income                                                -                  -              23,884            23,884
Change in net deferred income tax asset                   -                  -                 202               202
Net change in unrealized gains on investments
  (net of deferred taxes ($1,119))                        -                  -               1,593             1,593
Net change in nonadmitted
  assets and related items                                -                  -              (3,275)           (3,275)
Change in asset valuation reserve                         -                  -                 881               881
Cumulative effect of change
  in accounting principle                                 -                  -                 187               187
                                                 --------------------------------------------------------------------
Balance, December 31, 2006                          $10,000            $41,600            $201,639          $253,239
                                                 ====================================================================


See accompanying notes.


                         Columbus Life Insurance Company
                   Statements of Cash Flow (Statutory-Basis)


                                                                                     Year ended December 31
                                                                                   2006                   2005
                                                                               ----------------------------------
                                                                                          (in thousands)
CASH FROM OPERATIONS:
  Premiums collected net of reinsurance                                          $194,946               $209,712
  Net investment income received                                                  135,196                132,432
  Benefits paid                                                                  (192,346)              (186,463)
  Net transfers from (to) separate accounts                                        (7,366)                (1,561)
  Commissions and expense paid                                                    (58,789)               (89,498)
  Dividends paid to policyholders                                                 (11,615)               (11,340)
  Federal income taxes recovered (paid)                                             3,365                 (2,657)
  Other, net                                                                        1,961                  1,736
                                                                               ----------------------------------
  Net cash from (for) operations                                                  65,352                  52,361

CASH FROM INVESTMENTS:
  Proceeds from investments sold, matured or repaid:
    Debt securities                                                             1,039,125                804,121
    Stocks                                                                         84,917                 10,839
    Mortgage loans                                                                 10,378                 14,568
    Other invested assets                                                           7,977                 11,582
    Miscellaneous proceeds                                                            369                    283
                                                                               ----------------------------------
  Net proceeds from investments sold, matured or repaid                         1,142,766                841,393

  Cost of investments acquired:
    Debt securities                                                            (1,181,054)              (837,179)
    Stocks                                                                        (64,133)               (52,176)
    Mortgage loans                                                                      -                 (8,319)
    Other invested assets                                                            (609)               (12,113)
    Miscellaneous applications                                                        (74)               (16,662)
                                                                               ----------------------------------
  Total cost of investments acquired                                           (1,245,870)              (926,449)

  Net change in policy and other loans                                             (2,193)                 2,009
                                                                               ----------------------------------
  Net cash from (for) investments                                                 (105,297)              (83,047)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
  Borrowed money                                                                    8,895                 36,468
  Net deposits on deposit-type contract funds and other insurance liabilities        (374)                 2,564
  Dividends paid to stockholder                                                         -                (25,000)
  Other cash provided (applied)                                                    65,694                  5,649
                                                                               ----------------------------------
  Net cash from (for) financing and miscellaneous sources                          74,215                 19,681
                                                                               ----------------------------------

  Net change in cash, cash equivalents and short-term investments                  34,270                (11,005)
  Cash, cash equivalents and short-term investments:
    Beginning of year                                                              20,628                 31,633
                                                                               ----------------------------------
    End of year                                                                   $54,898                $20,628
                                                                               ==================================

See accompanying notes.

                         Columbus Life Insurance Company
                Notes to Financial Statements (Statutory-Basis)
                                December 31, 2006

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES

Columbus Life Insurance Company (the Company), a stock life insurance company, is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual life, universal life and annuity contracts through general and independent agents and affiliated broker-dealers. The Company is licensed in 48 states and the District of Columbia. Approximately 49% of the gross premiums and annuity considerations for the Company were derived from Ohio, California, Michigan, Florida, Indiana and New Jersey.

In June 2004, Western and Southern announced that its parent, Western & Southern Mutual Holding Company (Mutual Holding), agreed to form a strategic alliance with Lafayette Life Mutual Insurance Holding Company, Inc. (Lafayette). The boards of directors of Mutual Holding and Lafayette approved an agreement for a mutual merger between the two enterprises. As a result of the merger, the subsidiaries of Lafayette, including The Lafayette Life Insurance Company (Lafayette Life) became members of Mutual Holding, effective June 15, 2005. This transaction will not affect premiums or change policy benefits, guaranteed values or other policy obligations for the Company's policyholders.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

INVESTMENTS

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value. Factors management considers for each identified security include the following:

     - the length of time and the extent to which the fair value is below the book/adjusted carry value;

     - the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

     - the Company's intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

Subsidiaries

The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as "nonadmitted," (principally a portion of deferred tax assets) and other assets not specifically identified as an admitted asset within the NAIC's Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

                                                                                2006                     2005
                                                                            -----------------------------------------
                                                                                         (in thousands)
Capital and surplus as reported in the accompanying
  statutory-basis financial statements                                       $    253,239             $  229,767
Deferred policy acquisition costs                                                 176,128                168,080
Policy reserves                                                                   (17,978)               (34,774)
Asset valuation and interest maintenance reserves                                  27,370                 32,297
Income taxes                                                                      (34,791)               (37,162)
Net unrealized gain on available-for-sale securities                               48,355                 75,368
Other, net                                                                          7,813                  3,337
Stockholder's equity, GAAP basis                                             $    460,136             $  436,913
                                                                            =========================================


                                                                                2006                      2005
                                                                            -----------------------------------------
                                                                                         (in thousands)
Net income as reported in the accompanying statutory-
  basis financial statements                                                 $    23,884              $    2,565
Deferred policy acquisition costs                                                 (3,481)                 26,927
Policy reserves                                                                   27,180                   5,914
Income taxes                                                                      (8,445)                 (6,335)
Interest maintenance reserve                                                      (5,145)                 (1,749)
Other, net                                                                           131                  (6,979)
Net income, GAAP basis                                                       $    34,124              $   20,343
                                                                            =========================================


Other significant statutory accounting practices are as follows:

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

     Debt securities not backed by other loans are principally stated at amortized cost with amortization determined using the interest method.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

     Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     There are no restrictions on non-affiliated common or preferred stocks.

     Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company's insurance subsidiary is reported at its underlying statutory equity. The Companies non-insurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries' equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company's interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance inforce.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

Policy reserves for life insurance and supplemental benefits are computed principally on the net level premium method, with new policy issues beginning in 1989 computed on the Commissioner's Reserve Valuation Method. The following mortality tables and interest rates are used:


                                                          Percentage of Reserves
                                                         -----------------------
                                                           2006          2005
                                                         -----------------------
Life insurance:
  1941 Commissioners Standard Ordinary, 2-1/2% - 3%        2.2%          2.4%
  1958 Commissioners Standard Ordinary, 2-1/2% - 4-1/2%   16.7          17.3
  1980 Commissioners Standard Ordinary, 4% - 5%           54.3          52.3
  2001 Commission Standard Ordinary, 4.5%                  0.7           0.5
Annuities:
  Various, 2-1/2% - 7-1/2%                                24.7          26.0
Supplemental benefits:
  Various, 2-1/2% - 7-1/2%                                 0.9           1.0
Other, 2% - 5-1/2%                                         0.5           0.5
                                                         -----------------------
                                                         100.0%        100.0%
                                                         =======================

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2006 and 2005, reserves of $33.2 million and $31.8 million, respectively, were recorded on inforce amounts of $1,942.6 million and $1,976.2 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the State of Ohio Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

Policyholders' Dividends

The amount of policyholders' dividends to be paid is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory capital and surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006 and 2005. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities sold under the agreements as collateral. The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $45.4 million and $36.5 million of

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

mortgage-backed securities that were subject to the reverse repurchase agreements at December 31, 2006 and 2005, respectively.

Securities Lending

The Company loaned $119.8 million and $132.8 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2006 and 2005, respectively. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets. Unrestricted collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral. Restricted collateral is not reflected on the balance sheets as an asset or a liability. The Company had $59.3 million and $111.6 million of unrestricted collateral and $63.5 million and $24.6 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2006 and 2005, respectively.

Separate Account

The Company maintains a separate account, which holds assets related to the Company's variable universal life contracts and market value adjusted annuity contracts. The variable universal life contracts held by the Company are non-guaranteed return contracts. The Company collects certain fees for the administration of, and other benefits under, the contracts. The other activity within these accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

The market value adjusted annuity contracts are guaranteed return contracts which are sold as a fixed annuity product with guaranteed rates.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

Accounting Change

As of January 1, 2006, the Company adopted Statement of Statutory Accounting Principles No. 93, Accounting for Low Income Housing Tax Credit Property Investments (SSAP 93). SSAP 93 establishes statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP 93 requires investment in low income housing tax credits property investments to be carried at the lower of amortized cost or fair value, which is a change to the current requirement of the use of equity accounting. Upon adoption of SSAP 93, the Company recorded an increase to surplus of $0.2 million.

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46 (SSAP 88). SSAP 88 replaces Statement of Statutory Accounting Principles No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries controlled and affiliated entities (SCA's). This statement requires SCA's involved in specified activities where 20% or more of the SCA's revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA's audited GAAP financial statements adjusted for specified GAAP to SAP differences. Investments in SCA's that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA. Upon adoption of SSAP 88, the Company recorded an increase to accumulated surplus of $2.4 million.

Reclassification

Certain 2005 amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2006 financial statement presentation.

2. INVESTMENTS

Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

2. INVESTMENTS (CONTINUED)

The book/adjusted carrying value and fair value of the Company's investments in debt securities are summarized as follows:

                                              Book/
                                            Adjusted             Gross                 Gross
                                            Carrying            Unrealized          Unrealized
                                              Value               Gains                Losses        Fair Value
                                        -----------------------------------------------------------------------
                                                                     (in thousands)
At December 31, 2006:
U.S. Treasury securities and
  obligations of U.S.
  government corporation and
  agencies                                $     42,837         $      280           $    (633)    $      42,484
Debt securities issued by states
  of the U.S. and political
  subdivisions of the states                    21,433                 80                (383)           21,130
Corporate securities/asset-
  backed securities                          1,381,009             50,456             (13,028)        1,418,437
Mortgage-backed securities                     573,941              6,832              (5,494)          575,279
                                        -----------------------------------------------------------------------
Total                                     $  2,019,220         $   57,648           $ (19,538)    $   2,057,330
                                        =======================================================================

At December 31, 2005:
U.S. Treasury securities and
  obligations of U.S.
  government corporation and
  agencies                                $     57,617         $      769           $    (277)    $      58,109
Debt securities issued by states
  of the U.S. and political
  subdivisions of the states                    17,330                313                (139)           17,504
Corporate securities/asset-
  backed securities                          1,296,020             75,893              (9,117)        1,362,796
Mortgage-backed securities                     536,523              9,060              (5,758)          539,825
                                        -----------------------------------------------------------------------
Total                                     $  1,907,490         $   86,035           $ (15,291)    $   1,978,234
                                        =======================================================================


                 Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

2. INVESTMENTS (CONTINUED)

During 2006, the NAIC held discussions regarding the appropriate classification of certain securities on an insurer's balance sheet. These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations. As a result of these discussions, the NAIC required that various securities be reclassified from debt securities to preferred stocks in the balance sheet. During 2006, the Company reclassified 7 securities held at December 31, 2005 with a book value of $24.3 million and a fair value of $24.8 million. The December 31, 2005 balances in these financial statements have not been adjusted to reflect the security reclassifications.

At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $69.1 million and $90.2 million, respectively, and an aggregate fair value of $71.5 million and $97.3 million, respectively. Those holdings amounted to 3.4% and 4.7%, respectively, of the Company's investments in debt securities and 2.7% and 3.6%, respectively, of the Company's total admitted assets as of December 31, 2006 and 2005. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                                     Unrealized Losses Less Than             Unrealized Losses Greater
                                                        or Equal To 12 Months                     Than 12 Months
                                               --------------------------------------------------------------------------------
                                                Unrealized                               Unrealized
                                                    Losses         Fair Value                Losses           Fair Value
                                               --------------------------------------------------------------------------------
At December 31, 2006:                                                           (in thousands)
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                    $    (394)        $     27,940           $      (239)          $     8,589
Debt securities issued by states of
  the U.S. and political subdivisions
  of the states                                      (59)               6,771                  (324)                6,076
Corporate securities/asset-backed
securities                                        (5,624)             336,044                (7,404)              202,262
Mortgage-backed securities                        (2,256)             226,687                (3,238)              130,302
                                               --------------------------------------------------------------------------------
Total                                          $  (8,333)        $    597,442           $   (11,205)          $   347,229
                                               ================================================================================
Preferred stocks                               $    (396)        $     21,476           $      (430)          $    14,303
                                               ================================================================================


                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

2. INVESTMENTS (CONTINUED)

                                                 Unrealized Losses Less Than          Unrealized Losses Greater
                                                      or Equal To 12 Months                Than 12 Months
                                               --------------------------------------------------------------------
                                                 Unrealized                         Unrealized
                                                     Losses       Fair Value        Losses          Fair Value
                                               --------------------------------------------------------------------
At December 31, 2005:                                                    (in thousands)
U.S. Treasury securities and
  obligation of U.S. government
  corporations and agencies                      $    (265)       $     12,514     $      (12)     $      387
Debt securities issued by states of the
  U.S. and political subdivisions of
  the states                                          (139)              6,261              -               -
Corporate securities/asset-backed
  securities                                        (8,229)            385,153           (888)         11,853
Mortgage-backed securities                          (5,568)            287,406           (190)          5,343
                                               --------------------------------------------------------------------
Total                                            $ (14,201)       $    691,334     $   (1,090)     $   17,583
                                               ====================================================================
Preferred stocks                                 $    (190)       $     11,489     $        -      $        -
                                               ====================================================================


Investments that are impaired at December 31, 2006 and 2005, for which an other-than temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities. The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 2.05% and 2.12% of the amortized cost of these securities at December 31, 2006 and 2005, respectively. At December 31, 2006, there were a total of 373 securities held that are considered temporarily impaired, 163 of which have been impaired for 12 months or longer. At December 31, 2005, there were a total of 283 securities held that are considered temporarily impaired, 16 of which have been impaired for 12 months or longer.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

2. INVESTMENTS (CONTINUED)

A summary of the cost or amortized cost and fair value of the Company's debt securities at December 31, 2006, by contractual maturity, is as follows:

                                              Cost or
                                              Amortized
                                                 Cost                 Fair Value
                                            ------------------------------------
                                                       (in thousands)
Years to maturity:
  One or less                               $    38,005            $      38,248
  After one through five                        218,680                  225,756
  After five through ten                        380,554                  377,677
  After ten                                     808,040                  840,370
  Mortgage-backed securities                    573,941                  575,279
                                            ------------------------------------
Total                                       $ 2,019,220            $   2,057,330
                                            ====================================

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2006 and 2005 were $406.7 million and $243.9 million; gross gains of $12.0 million and $6.7 million and gross losses of $8.5 million and $5.6 million were realized on these sales in 2006 and 2005, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

                                                        2006            2005
                                                      --------------------------
                                                           (in thousands)

Realized capital gains (losses)                        $4,031       $  3,011
  Less amount transferred to IMR
  (net of related taxesof $1,943
  in 2006 and $189 in 2005)                            (3,609)           350
Less federal income tax expense (benefit) of
  realized capital gains                                 (286)           991
                                                      --------------------------
Net realized capital gains (losses)                     7,926       $  1,670
                                                      ==========================

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

2. INVESTMENTS (CONTINUED)

Unrealized gains and losses on investments in common stocks and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks, are as follows:

                                                         Gross           Gross
                                                       Unrealized       Unrealized
                                         Cost            Gains            Losses          Fair Value
                                    -----------------------------------------------------------------
                                                             (in thousands)

At December 31, 2006:
 Preferred stocks                   $     97,765        $ 1,276         $   (826)        $     98,215

Common stock of subsidiaries
 and affiliates                     $      4,906        $    43         $      -         $      4,949

At December 31, 2005:
 Preferred stocks                   $     79,587        $   477         $   (190)        $     79,874

Common stock of subsidiaries
 and affiliates                     $     13,119        $   535         $ (4,205)        $      9,449


Proceeds from sales of investments in equity securities during 2006 and 2005 were $23.3 million and $10.5 million; gross gains of $0.1 million and $0.7 million and gross losses of $0.0 and $0.0 million were realized on those sales in 2006 and 2005, respectively.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

2. INVESTMENTS (CONTINUED)

Net investment income consisted of the following for the years ended December
31:

                                                             2006                 2005
                                                        -------------------------------------
                                                                 (in thousands)

 Debt securities                                        $    115,514          $   115,240
 Equity securities                                             8,558                2,633
 Mortgage loans                                                7,250                8,518
 Policy loans                                                  4,807                4,770
 Cash, cash equivalents and short-term investments             2,987                2,631
 Other invested assets                                        (1,368)               2,631
 Other                                                         3,426                  145
                                                        -------------------------------------
Gross investment income                                      141,174              136,568
Investment expenses                                            1,131                1,203
                                                        -------------------------------------
Net investment income                                   $    140,043          $   135,365
                                                        =====================================


The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2006, 35.3% of such mortgages ($31.6 million) involved properties located in Ohio and Florida. Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $7.5 million. During 2006, no new mortgages were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2006, the Company did not reduce interest rates on any outstanding mortgages.

3. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

Fair values for cash, cash equivalents and short-term investments approximate cost.

Fair values for debt and equity securities are disclosed in Note 2.

                         Columbus Life Insurance Company
           Notes to Financial Statements (Statutory-Basis) (continued)

3. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying value of mortgage loans were $89.6 million and $100.0 million at December 31, 2006 and 2005, respectively. Fair values of mortgage loans were $94.7 million and $106.1 million at December 31, 2006 and 2005, respectively.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying value of liabilities under investment-type contracts are $1,623.5 million and $1,580.9 million at December 31, 2006 and 2005, respectively. Fair value of liabilities under investment-type contracts are $1,431.7 million and $1,414.8 million at December 31, 2006 and 2005, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $72.8 million and $70.6 million at December 31, 2006 and 2005, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

4. RELATED PARTY TRANSACTIONS

The Company is party to a service agreement with certain Western and Southern affiliated companies for the performance of certain legal services, investment advisory and data processing functions. The Company paid $6.2 million and $6.6 million in 2006 and 2005, respectively, for these services.

On July 1, 1986, the Company entered into an agreement (the "agreement") with Western and Southern where the Company reinsured the liabilities of, and began servicing and administering the former business of, Columbus Mutual Life Insurance Company (Columbus Mutual), a former affiliate of Western and Southern which merged with Western and Southern. The agreement is anticipated to last until all obligations for policies issued by Columbus Mutual are settled. Reserves reflected on the Company's balance sheets for policies and contracts included under the agreement are:

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

4. RELATED PARTY TRANSACTIONS (CONTINUED)

                                                       December 31
                                                 2006               2005
                                            ---------------------------------
                                                      (in thousands)

Life and annuity reserves                   $    750,276       $      774,793
Accident and health reserves                       6,394                7,055

The Company received a dividend of $3.0 million from CAI Holding Company in 2006. The Company paid a dividend of $25.0 million to Western and Southern in 2005.

The Company did not participate in a short-term investment pool with its affiliates at December 31, 2006. In 2005, the Company participated in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in "Other assets" on the balance sheets, were $111.6 million at December 31, 2005.

5. REINSURANCE

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

5. REINSURANCE (CONTINUED)

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

                                          2006                2005
                                     -----------------------------------
                                               (in thousands)

Direct premiums                      $     220,070       $    230,844
Assumed premiums:
 Affiliated                                      -                  -
 Non-affiliates                                  -                  -
Ceded premiums:
 Affiliates                                      -                  -
 Non-affiliates                            (25,408)           (22,918)
                                     -----------------------------------
Net premiums                         $     194,662       $    207,926
                                     ===================================

The Company's ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

                                                     2006           2005
                                                   --------------------------
                                                         (in thousands)

Benefits paid or provided:
 Affiliated                                               -               -
 Non-affiliates                                    $ 31,319      $   25,649
Policy and contract liabilities:
 Affiliated                                               -               -
 Non-affiliates                                    $ 61,181      $   57,667

At December 31, 2006, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2006, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2006, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

5. REINSURANCE (CONTINUED)

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2006, if all reinsurance ceded agreements were cancelled.

6. FEDERAL INCOME TAXES

The Company is included in the consolidated income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(1.5) million and $1.3 million as of December 31, 2006 and 2005, respectively.

There are no federal income taxes incurred that will be available for recoupment on December 31, 2006.

The change in net deferred income taxes is comprised of the following:

                                                       December 31
                                                 2006                2005              Change
                                             ----------------------------------------------------
                                                     (in thousands)
Total deferred tax assets                    $    70,524         $   68,370           $   2,154
Total deferred tax liabilities                   (11,643)            (8,572)             (3,071)
                                             ----------------------------------------------------
Net deferred tax asset (liability)           $    58,881         $   59,798                (917)
                                             ==============================
Tax effect of unrealized gains (losses)                                                   1,119
                                                                                      -----------
Change in net deferred income taxes                                                   $     202
                                                                                      ===========


Nonadmitted deferred tax assets increased (decreased) by $4.0 million and $11.6 million for the years ended December 31, 2006 and 2005, respectively.

Current income taxes incurred for the years ended December 31, consist of the following major components:

                                                        2006            2005
                                                      --------------------------
                                                           (in thousands)
Federal income tax expense on operating income        $  5,056       $  (968)
Federal income tax expense on capital gains               (286)          991
Tax credits                                             (5,666)       (3,373)
Prior year over (under) accrual                            332         1,165
                                                      --------------------------
Current income taxes incurred                         $   (564)      $(2,185)
                                                      ==========================

                         Columbus Life Insurance Company
           Notes to Financial Statements (Statutory-Basis) (continued)

6. FEDERAL INCOME TAXES (CONTINUED)

The main components of deferred tax amounts at December 31 are as follows:

                                                           2006                     2005
                                                       ------------------------------------
Deferred tax assets:                                              (in thousands)

 Reserves                                              $    42,125               $   41,662
 Proxy deferred acquisition costs                           20,789                   20,952
 Benefits for employees and agents                           6,669                    5,593
 Stocks/debt securities/short-term investments                 107                        6
 Other                                                         834                      157
                                                       ------------------------------------
Total deferred tax assets                                   70,524                   68,370

Nonadmitted deferred tax assets                            (37,509)                 (33,514)
                                                       ------------------------------------
Admitted deferred tax assets                                33,015                   34,856

Deferred tax liabilities:
 Stocks/debt securities/short-term investments               4,261                    1,137
 Real estate joint ventures                                  5,189                    5,339
 Deferred and uncollected premiums                           1,899                    1,882
 Other                                                         294                      214
                                                       ------------------------------------
Total deferred tax liabilities                              11,643                    8,572
                                                       ------------------------------------
Net admitted deferred tax assets                       $    21,372               $   26,284
                                                       ====================================


                         Columbus Life Insurance Company
           Notes to Financial Statements (Statutory-Basis) (continued)

6. FEDERAL INCOME TAXES (CONTINUED)

The Company's federal income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the years ended December 31, are as follows:

                                                    2006                               2005
                                    -----------------------------------------------------------------------
                                                              Tax                               Tax
                                         Amount              Effect            Amount          Effect
                                    -----------------------------------------------------------------------
                                                              (in thousands)
Gain from operations before
federal income tax expense          $      15,680     $    5,488          $   (2,281)      $     (798)
Book over tax reserves                      4,825          1,689              (3,003)          (1,051)
Net DAC adjustment                           (761)          (266)              2,249              787
IMR amortization                           (1,536)          (538)             (2,099)            (735)
Accrued market discount                     1,774            621               1,604              561
Dividends received deduction                 (160)           (56)               (236)             (83)
Policyholders dividends                    (3,500)        (1,225)               (204)             (71)
Other                                      (1,876)          (657)              1,203              422
                                    -----------------------------------------------------------------------
Taxable income (loss)               $      14,446     $    5,056          $   (2,767)      $     (968)
                                    =======================================================================


7. REGULATORY MATTERS

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2006 and 2005, the Company exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure, without prior approval of the regulators, to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2007, the Company has $25.3 million available for payment of dividends to Western and Southern based on a surplus of $253.2 million at December 31, 2006.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

7. REGULATORY MATTERS (CONTINUED)

No dividends were paid in 2006. The Company paid a dividend of $25.0 million to Western Southern in 2005.

8. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company's financial position or results of operations

At December 31, 2006, the Company does not have any material leases for office space or equipment.

9. ANNUITY RESERVES

At December 31, 2006, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                 Amount
                                                             (in thousands)      Percent
                                                             --------------     ----------
Subject to discretionary withdrawal:
 With market value adjustment                                 $       9,859         1.7%
 At book value less current surrender charge of 5% or
 more                                                                95,779        16.8
 At market value                                                          -           -
Subject to discretionary withdrawal (without
 adjustment) at book value with minimal or no
 charge or adjustment                                               448,200        78.6
Not subject to discretionary withdrawal                              16,454         2.9
                                                             --------------     ----------
Total net annuity reserves and deposit fund liabilities       $     570,292       100.0%
                                                             ==============     ==========


The annuity reserves and deposit fund liabilities shown above are included in "policy reserves" in the balance sheets.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

9. ANNUITY RESERVES (CONTINUED)

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions that may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of durations and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

10. SEPARATE ACCOUNT

The separate account held by the Company represents funds, which are administered for variable annuity contracts and market value adjusted annuity contracts.

The variable universal life contracts held by the Company do not have any minimum guarantees and the investment risks associated with the market value changes are borne entirely by the policyholder. The assets consist of mutual funds and are carried at market value.

The market value adjusted annuity contracts are guaranteed return contracts. The guaranteed rate options are sold as a fixed annuity product with guarantee rates based on the guarantee period selected by the policyholder. The cash surrender values are the guaranteed cash value plus a market value adjustment that can be positive or negative. The market value adjustment is based on the U.S. swap rate at issue and at surrender.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

10. SEPARATE ACCOUNT (CONTINUED)

Information regarding the separate account of the Company as of and for the year ended December 31, 2006, is as follows:

                                                                            Separate Accounts with Guarantees
                                                                 ----------------------------------------------------------
                                                                   Nonindexed
                                                                   Guaranteed            Nonguaranteed
                                                                 Less than / equal         Separate
                                                                        to 4%              Accounts                 Total
                                                                 ----------------------------------------------------------
                                                                                         (in thousands)
Premiums, deposits and other considerations                      $      6,101            $      4,370          $     10,471
                                                                 ==========================================================
Reserves for separate accounts with assets at fair value         $      9,859            $      27,351         $     37,210
                                                                 ==========================================================
Reserves for separate accounts by withdrawal characteristics:
  Subject to discretionary withdrawal (with adjustment):
    With market value adjustment                                 $      9,859            $           -         $      9,859
    At book value without market value adjustment and
     with current surrender charge of 5% or more                            -                        -                    -
    At fair value                                                           -                   27,351               27,351
    At book value without market value adjustment and
      with current surrender charge of less than 5%                         -                        -                    -
                                                                 ----------------------------------------------------------
Subtotal                                                                9,859                   27,351               37,210
Not subject to discretionary withdrawal                                     -                        -                    -
                                                                 ----------------------------------------------------------
Total separate accounts liabilities                              $      9,859            $      27,351         $     37,210
                                                                 ==========================================================


                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

10. SEPARATE ACCOUNT (CONTINUED)

A reconciliation of the amounts transferred to and from the separate account is presented below:

                                                                                      2006
                                                                                --------------
                                                                                 (in thousands)

Transfers as reported in the Summary of Operations
 of the Separate Account Statement:
  Transfers to Separate Accounts                                                   $   10,471
  Transfers from Separate Accounts                                                     (1,540)
                                                                                ---------------
Net transfers to (from) Separate Accounts                                               8,931

Reconciling adjustments:
  Other account adjustments                                                               299
  Fees associated with charges for investment management, administration
   and contract guarantees                                                             (1,632)
  Change in expense allowance recognized in reserves                                      (69)
                                                                                --------------
Transfers as reported in the Summary of Operations of the Company                  $    7,529
                                                                                ==============

11. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2006, were as follows:

                                                      Net of
                                  Gross              Loading
                               ------------------------------
                                       (in thousands)

Ordinary new business          $       226             $   55
Ordinary renewal                     3,833              5,371
                               ------------------------------

Total                          $     4,059             $5,426
                               ==============================